       SEMI-ANNUAL REPORT

       SEMI-ANNUAL REPORT



       (PHOTO OF ABACUS)

November 30, 2001



       Classes A, B and C



       PRINCIPAL PROTECTION FUNDS

       Pilgrim Principal Protection
       Pilgrim Principal Protection II




(ING PILGRIM LOGO)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter to Shareholders..................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    5
Statements of Assets and Liabilities....................    6
Statements of Operations................................    8
Statements of Changes in Net Assets.....................    9
Financial Highlights....................................   10
Notes to Financial Statements...........................   12
Portfolios of Investments...............................   18

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholders:

We are pleased to present the November 30, 2001, Semi-Annual Report for the Pilgrim Principal Protection Funds.

Our fund family now has many funds of varying types which are designed to provide core investment choices for the serious investor. There are two Funds included in this Semi-Annual Report.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)

Sincerely,

ING PILGRIM GROUP, LLC
January 15, 2002

PILGRIM PRINCIPAL PROTECTION FUND

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President; Hugh T. M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The Pilgrim Principal Protection Fund (the "Fund" or "PPPF"), during the Guarantee Period, seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, certain Fund expenses, such as interest, taxes and extraordinary expenses.

After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund will seek to outperform the total return performance of the S&P 500 while maintaining a risk profile consistent with the Index.

MARKET OVERVIEW: For the six-month period ended November 30, 2001, the U.S. equity market as measured by the S&P 500 Index ("S&P 500") posted a negative return. In contrast, bonds as measured by the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") provided at least one bright spot for investors. The July -- September period produced the worst quarterly returns to U.S. equities since the crash of 1987, but in the context of September 11th, it seems unworthy of the term "bad news".

Prior to the terrorist attacks on the World Trade Center and the Pentagon, the U.S. economy was already struggling. The consumer, who had been propping up the economy, began to spend less and became less confident as unemployment rose to 5.4%. The stock market looked like it was ready to retest it's March-April lows. From June 1st through Sept. 10th, the S&P 500 lost 10.5%. But not all news was bleak, manufacturing was actually showing signs that a recovery was underway, inflation remained low, oil prices were declining and both fiscal and monetary policy were in a stimulus mode.

Then the attack on America hit. September 11th, 2001, is a day we will never forget. Normal activity in the country came to a standstill as Americans watched in horror while the worst terrorist attack in history claimed thousands of innocent lives. One instant result was to bring almost to a standstill the normal economic life of the nation. A second effect has been to create a sense of vulnerability.

The immediate impact on the financial world was dramatic. The stock market closed for 4 days while the Federal Reserve acted swiftly to infuse $70 billion into the liquidity system to insure that trades could be settled and that other issues could be tackled. They also cut the Fed Funds rate by 50 basis points before the stock market reopened on Sept 17th. Miraculously, the NYSE opened on that Monday ready to do business, showing the world that the U.S. financial system had weathered this enormous atrocity relatively well. In the first week following the attack, the S&P 500 fell 11.6%. From September 21st through November 30th, this index rebounded by 16%, recouping all of the losses realized during week one.

Past crisis events have demonstrated that financial markets react quickly to crisis events. When making investment decisions, the more difficult aspect of analyzing a crisis is the ability to predict the timing of when the situation might stabilize. Market participants require time to digest the economic impact of recent events on various businesses. Based on information already available, we believe the U.S. economy is expected to benefit from (1) a fiscal stimulus package that is likely to exceed $225 billion; (2) the impact of easing monetary policy and (3) the rebuilding process.

The one element of this tragedy that stands out somewhat different from past events is that this has literally hit home (i.e., we are all very much personally impacted as individuals). Americans are united and a new sense of patriotism has emerged. Americans appear to be strongly supporting President Bush's actions, with representatives from Congress uniting behind him, clearly a sharp break from the partisan politics we have witnessed in Washington for the last 5 to 10 years. Americans understand that one of the motives of these terrorist acts was to seriously harm the U.S. economy, but Americans have struck a defiant pose to any potential negative impact. These factors appear to be all positive signs for the future of U.S. financial markets.

In the end, the terrorists took precious innocent lives that cannot be replaced, and destroyed billions of dollars of property and materials. They did not, however, dampen the American spirit or dismantle the U.S. or world financial marketplace. We may see volatility over the short-term, but there are many positive signals that suggest the long-term recovery prospects are strong.

PERFORMANCE: For the period since inception of the Guarantee Period (October 4, 2001) through November 30, 2001, the Fund's Class A shares, excluding sales charges, returned 0.90% compared to 9.73% for the S&P 500 and 0.69% for the Lehman Aggregate.

PORTFOLIO SPECIFICS: The Guarantee Period for PPPF commenced on October 4, 2001 and began with an initial allocation of approximately 38% in equities and 62% in fixed income. Performance during the Guarantee Period of the Fund is driven by three factors: asset allocation, the underlying equity portion of the Fund and the underlying fixed income component of the Fund. As described in the PPPF prospectus, in general, the asset allocation model is designed to allocate more to equities in a rising equity market and to allocate more to fixed income in a declining equity market. Since the inception of the Fund's Guarantee Period through November 30, 2001, the equity component of the Fund has increased to 46%, as a result of a rising equity market.

The underlying equity component of the Fund is managed using Aeltus' enhanced S&P 500 Index strategy. In this sub-component of the Fund, we generally hold between 400 to 450 stocks in the S&P 500 and 300 of those stocks are generally held at index capitalization weight. The remainder of the stocks are overweighted or underweighted depending on how these stocks rank in our quantitative model. The quantitative model evaluates each stock in the S&P 500 by looking at various criteria. Since October 12th, the equity component of the Fund, underperformed the S&P 500 mainly due to a

                                               PILGRIM PRINCIPAL PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


small underweight in technology. This sector had a strong rally over the period. An underweight in the communication service sector and positive stock selection in this sector helped to offset the negative impact of technology on the Fund.

The underlying fixed income component of the Fund is invested primarily in U.S. agency and treasury securities. This component of the Fund underperformed the Lehman Aggregate as corporate sectors outperformed agencies and treasuries over the period.

MARKET OUTLOOK: As the National Bureau of Economic Research (NBER) has announced, the recession began in April, 2001. Recent recessions in the U.S. have lasted between 6 to 18 months. U.S. equity markets have historically rebounded well before recessions end. The positive response of stocks is attributable to declines in elevated levels of concerns regarding the economy as well as to the delayed effects of stimulative fiscal and monetary policies designed to counter economic weakness. The recent actions of the Federal Reserve and the Federal Government are consistent with these historical patterns and argue for positive equity returns in the near future and potentially higher allocations to equities for PPPF.

                                                       TOTAL RETURNS
                                          FOR THE PERIOD ENDED NOVEMBER 30, 2001
                                          ---------------------------------------
                                                    SINCE INCEPTION OF
                                                     GUARANTEE PERIOD
                                                         10/04/01
                                                         --------
Including Sales Charge:
  Class A(1)                                               -4.89%
  Class B(2)                                               -4.20%
  Class C(3)                                               -0.20%
Excluding Sales Charge:
  Class A                                                   0.90%
  Class B                                                   0.80%
  Class C                                                   0.80%
S&P 500 Index                                               9.73%(4)
Lehman Brothers Aggregate
  Bond Index                                                0.69%(4)

Based upon a $10,000 initial investment, the table above illustrates the total return of Pilgrim Principal Protection Fund against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. If you choose to redeem your investment at the Guarantee Period's end, the principal amount returned could be less than that invested. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not POP, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 5.

PILGRIM PRINCIPAL PROTECTION FUND II

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM:  Mary Ann Fernandez, Senior Vice President; Hugh T.
M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The Pilgrim Principal Protection Fund II (the "Fund") during the Guarantee Period, seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the end of the offering phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund will seek to outperform the total return performance of the S&P 500 while maintaining a risk profile consistent with the Index.

The Offering Period for the Fund runs from November 5, 2001 through January 31, 2002. During the Offering Period, Fund assets may fluctuate and are invested exclusively in short-term instruments. Since the Fund has not entered the Guarantee Period, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

PRINCIPAL RISKS: When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. If you choose to redeem your investment at the Guarantee Period's end, the principal amount returned could be less than that invested. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not POP, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                        PILGRIM                   PILGRIM
                                                                  PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                          FUND                    FUND II
                                                                          ----                    -------
ASSETS:
Investments in securities, at value*                                  $537,729,460              $         --
Short-term investments, at amortized cost                               13,929,435               125,462,402
Cash                                                                           679                       244
Receivables:
  Fund shares sold                                                              --                45,038,739
  Dividends and interest                                                   340,616                        --
  Investment securities sold                                             1,428,464                        --
Prepaid expenses                                                           318,617                   179,000
Reimbursement due from manager                                             162,624                        --
                                                                      ------------              ------------
  Total assets                                                         553,909,895               170,680,385
                                                                      ------------              ------------
LIABILITIES:
Payable for investment securities purchased                                802,216                        --
Payable for futures variation margin                                        42,750                        --
Payable for fund shares redeemed                                           135,238                   406,563
Payable to affiliates                                                      839,360                    60,900
Other accrued expenses and liabilities                                     821,558                   200,231
                                                                      ------------              ------------
  Total liabilities                                                      2,641,122                   667,694
                                                                      ------------              ------------
NET ASSETS                                                            $551,268,773              $170,012,691
                                                                      ============              ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                       $546,419,982              $170,021,836
Accumulated net investment income (loss)                                   699,986                    (9,135)
Accumulated net realized loss on investments and futures
  contracts                                                             (3,736,448)                      (10)
Net unrealized appreciation of investments and futures
  contracts                                                              7,885,253                        --
                                                                      ------------              ------------
NET ASSETS                                                            $551,268,773              $170,012,691
                                                                      ============              ============
*Cost of securities                                                   $530,144,159              $         --

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                      PILGRIM                   PILGRIM
                                                                PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                        FUND                    FUND II
                                                                        ----                    -------
CLASS A:
  Net Assets                                                        $ 67,400,107              $ 26,770,672
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                   6,668,366                 2,676,718
  Net asset value and redemption price per share                    $      10.11              $      10.00
  Maximum offering price per share (5.75%)(1)                       $      10.73              $      10.61
CLASS B:
  Net Assets                                                        $368,144,163              $112,233,675
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                  36,498,327                11,223,647
  Net asset value and redemption price per share(2)                 $      10.09              $      10.00
  Maximum offering price per share                                  $      10.09              $      10.00
CLASS C:
  Net Assets                                                        $113,069,008              $ 30,950,938
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                  11,213,272                 3,095,495
  Net asset value and redemption price per share(2)                 $      10.08              $      10.00
  Maximum offering price per share                                  $      10.08              $      10.00
CLASS Q:
  Net Assets                                                        $  2,655,495              $     57,406
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                     262,135                     5,740
  Net asset value and redemption price per share                    $      10.13              $      10.00
  Maximum offering price per share                                  $      10.13              $      10.00

------------------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the periods ended November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                      PILGRIM                   PILGRIM
                                                                PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                      FUND(1)                  FUND II(2)
                                                                      -------                  ----------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*                                   $   436,837               $        --
 Interest                                                             2,719,521                    72,995
                                                                    -----------               -----------
   Total investment income                                            3,156,358                    72,995
                                                                    -----------               -----------
EXPENSES:
 Investment management fees                                             678,885                    12,300
 Distribution and service fees:
   Class A                                                               37,403                     1,902
   Class B                                                              688,060                    31,088
   Class C                                                              186,864                    10,496
   Class Q                                                                1,327                         2
 Transfer agent fees:
   Class A                                                               26,030                     1,324
   Class B                                                              119,723                     5,409
   Class C                                                               32,514                     1,826
   Class Q                                                                    5                        --
 Administrative and service fees                                        116,174                     5,112
 Shareholder reporting fees                                              74,150                     2,460
 Registration and filing fees                                            26,612                       492
 Professional fees                                                       59,330                     2,952
 Custody and accounting fees                                             52,760                     5,412
 Directors' fees                                                         13,190                       492
 Insurance fees                                                         252,855                        --
 Miscellaneous fees                                                      41,200                       863
 Organization fees                                                       65,000                        --
 Offering fees                                                          146,914                        --
                                                                    -----------               -----------
   Total expenses                                                     2,618,996                    82,130
Less:
 Waived and reimbursed fees                                             162,624                        --
                                                                    -----------               -----------
   Net expenses                                                       2,456,372                    82,130
                                                                    -----------               -----------
 Net investment income (loss)                                           699,986                    (9,135)
                                                                    -----------               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FUTURES:
 Net realized loss on investments and futures                        (3,736,448)                      (10)
 Net change in unrealized appreciation of investments and
   futures                                                            7,885,253                        --
                                                                    -----------               -----------
   Net realized and unrealized gain (loss) on investments
     and futures                                                      4,148,805                       (10)
                                                                    -----------               -----------
 INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 4,848,791               $    (9,145)
                                                                    ===========               ===========
* Foreign taxes                                                     $        84               $        --

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF CHANGES IN NET ASSETS for the periods ended November 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------


                                                                        PILGRIM                   PILGRIM
                                                                  PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                        FUND(1)                  FUND II(2)
                                                                        -------                  ----------
FROM OPERATIONS:
Net investment income (loss)                                          $    699,986              $     (9,135)
Net realized loss on investments and futures                            (3,736,448)                      (10)
Net change in unrealized appreciation of investments and
 futures                                                                 7,885,253                        --
                                                                      ------------              ------------
Net increase (decrease) in net assets resulting from
 operations                                                              4,848,791                    (9,145)
                                                                      ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       571,709,256               171,096,457
Cost of shares redeemed                                                (25,289,274)               (1,074,621)
                                                                      ------------              ------------
Net increase in net asset resulting from capital share
 transactions                                                          546,419,982               170,021,836
                                                                      ------------              ------------
Net increase in net assets                                             551,268,773               170,012,691
NET ASSETS:
Beginning of period                                                             --                        --
                                                                      ------------              ------------
End of period                                                         $551,268,773              $170,012,691
                                                                      ============              ============
Undistributed net investment income (loss) at end of period           $    699,986              $     (9,135)
                                                                      ============              ============

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

                 See Accompanying Notes to Financial Statements

PILGRIM PRINCIPAL PROTECTION FUND (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS A           CLASS B           CLASS C
                                                                       ------------      ------------      ------------
                                                                       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                       NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                         2001(1)           2001(1)           2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.00             10.00             10.00
 Income from investment operations:
 Net investment income                                         $            0.03              0.01              0.01
 Net realized and unrealized gain on investments               $            0.08              0.08              0.07
 Total from investment operations                              $            0.11              0.09              0.08
 Net asset value, end of period                                $           10.11             10.09             10.08
 TOTAL RETURN(2):                                              %            0.90*             0.80*             0.80*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          67,400           368,144           113,069
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.75              2.50              2.50
 Gross expenses prior to expense reimbursement(3)              %            1.91              2.66              2.66
 Net investment income after expense reimbursement(3)(4)       %            1.32              0.57              0.57
 Portfolio turnover rate                                       %              41                41                41
-----------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on July 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Represents performance beginning on the first day of the Guarantee Period (10/04/01).

                 See Accompanying Notes to Financial Statements

                                PILGRIM PRINCIPAL PROTECTION FUND II (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS A           CLASS B           CLASS C
                                                                       ------------      ------------      ------------
                                                                       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                       NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                         2001(1)           2001(1)           2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.00             10.00             10.00
 Income from investment operations:
 Net investment income                                         $               0.00*             0.00*             0.00*
 Net realized and unrealized gain on investments               $               0.00*             0.00*             0.00*
 Total from investment operations                              $               0.00*             0.00*             0.00*
 Net asset value, end of period                                $              10.00             10.00             10.00
 TOTAL RETURN(2):                                              %                 --**              --**              --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             26,771           112,234            30,951
 Ratios to average net assets:
 Expenses(3)                                                   %               1.05              1.80              1.80
 Net investment income (loss)(3)                               %               0.44             (0.31)            (0.31)
 Portfolio turnover rate                                       %                 --                --                --
-----------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on November 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
*  Amount represents less than $0.01 per share.
** Total return calculation will begin on the commencement date of the Guarantee
   Period (02/01/02).

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The Pilgrim Principal Protection Funds are part of the Pilgrim Equity Trust ("PET"), which is an open-end investment management company registered under the Investment Company Act of 1940, as amended.

PET is a Massachusetts business trust organized in 1998 with three separate series. Two of the Portfolios in the report are: Pilgrim Principal Protection Fund ("Principal Protection") and Pilgrim Principal Protection Fund II ("Principal Protection II") (each a "Fund", collectively the "Funds").

Each Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (MBIA), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index. The following table presents the time periods for each Fund's three phases:

                                                             COMMENCEMENT OF
                           OFFERING           GUARANTEE        INDEX PLUS
                            PERIOD             PERIOD        LARGECAP PERIOD
                       -----------------  -----------------  ---------------
Principal Protection   07/05/01-10/03/01  10/04/01-10/03/06     10/04/06
Principal Protection
 II                    11/05/01-01/31/02  02/01/02-01/31/07     02/01/07

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities.

      U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered.

--------------------------------------------------------------------------------


      Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. See Note 10 for details on open futures contracts at November 30, 2001.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any, annually.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key

--------------------------------------------------------------------------------


      differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

      The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Cost incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period on a straight-line basis.

H. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

J.    Securities Lending. Each Fund, during the Index Plus
      LargeCap Period, has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period from the commencement of each Fund's respective Offering Period through November 30, 2001, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection             $306,430,371          $ 71,192,851
Principal Protection II             --                    --

U.S. Government Securities not included above were:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection             $448,955,724          $152,095,390
Principal Protection II             --                    --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Pilgrim Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period, 0.80% during its Guarantee Period and 0.60% during its Index Plus LargeCap Period.

--------------------------------------------------------------------------------


Aeltus Investment Management, Inc., a registered investment advisor, serves as subadvisor to both Funds and receives 50% of the management fee for its services.

IPG (the "Administrator"), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets and $5 per year per shareholder account.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Pilgrim Securities, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                           CLASS A   CLASS B   CLASS C   CLASS Q
                           -------   -------   -------   -------
Principal Protection        0.25%     1.00%     1.00%     0.25%
Principal Protection II     0.25      1.00      1.00      0.25

For the periods ended November 30, 2001, the Distributor has retained $407,446 as sales charges from the proceeds of Class A Shares sold and $2,109 from the proceeds of Class C Shares redeemed.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2001, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES        TOTAL
                           ----------   --------------   ------------   --------
Principal Protection        $367,453       $59,122         $412,785     $839,360
Principal Protection II       12,300         5,112           43,488       60,900

NOTE 7 -- EXPENSE LIMITATIONS

For the Funds, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               CLASS A   CLASS B   CLASS C   CLASS Q
                               -------   -------   -------   -------
Principal Protection            1.75%     2.50%     2.50%     1.75%
Principal Protection II         1.75      2.50      2.50      1.75

Each Fund will at a later date reimburse the Investment Manager for management during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

NOTE 8 -- LINE OF CREDIT

Both of the Funds, in addition to certain other funds managed by the Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the periods ended November 30, 2001, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                              NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                2001(1)           2001(1)           2001(1)           2001(1)
                                                                -------           -------           -------           -------
PILGRIM PRINCIPAL PROTECTION FUND (NUMBER OF SHARES)
Shares sold                                                      8,756,160        36,773,907        11,342,514          262,135
Shares redeemed                                                 (2,087,794)         (275,580)         (129,242)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               6,668,366        36,498,327        11,213,272          262,135
                                                              ============      ============      ============       ==========
PILGRIM PRINCIPAL PROTECTION FUND($)
Shares sold                                                   $ 87,675,470      $367,980,653      $113,425,171       $2,627,962
Shares redeemed                                                (21,210,120)       (2,775,868)       (1,303,286)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 66,465,350      $365,204,785      $112,121,885       $2,627,962
                                                              ============      ============      ============       ==========

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                              NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                2001(2)           2001(2)           2001(2)           2001(2)
                                                                -------           -------           -------           -------
PILGRIM PRINCIPAL PROTECTION FUND II (NUMBER OF SHARES)
Shares sold                                                      2,693,167        11,265,383         3,144,773            5,740
Shares redeemed                                                    (16,449)          (41,736)          (49,278)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               2,676,718        11,223,647         3,095,495            5,740
                                                              ============      ============      ============       ==========
PILGRIM PRINCIPAL PROTECTION FUND II ($)
Shares sold                                                   $ 26,931,663      $112,659,428      $ 31,447,964       $   57,402
Shares redeemed                                                   (164,487)         (417,356)         (492,778)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 26,767,176      $112,242,072      $ 30,955,186       $   57,402
                                                              ============      ============      ============       ==========

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

NOTE 10 -- FUTURES CONTRACTS

On November 30, 2001, the Principal Protection Fund had $700,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

Open futures contracts at November 30, 2001, were as follows:

           NUMBER OF                              UNREALIZED
CONTRACT   CONTRACTS   EXPIRATION   COMMITMENT   APPRECIATION
--------   ---------   ----------   ----------   ------------
S&P 500       38        Dec - 01       Buy         $299,952

NOTE 11 -- SUBSEQUENT EVENTS

Subsequent to November 30, 2001, the following dividends were declared from net investment income of:

                                                                PER SHARE
                                                                 AMOUNT       PAYABLE DATE         RECORD DATE
                                                                ---------    ---------------    -----------------
PRINCIPAL PROTECTION
Class A                                                          $0.0414     January 3, 2002    December 28, 2001
Class B                                                          $0.0225     January 3, 2002    December 28, 2001
Class C                                                          $0.0250     January 3, 2002    December 28, 2001
Class Q                                                          $0.0473     January 3, 2002    December 28, 2001
PRINCIPAL PROTECTION II
Class A                                                          $0.0092     January 3, 2002    December 28, 2001
Class B                                                          $0.0039     January 3, 2002    December 28, 2001
Class C                                                          $0.0029     January 3, 2002    December 28, 2001
Class Q                                                          $0.0104     January 3, 2002    December 28, 2001

--------------------------------------------------------------------------------


Effective March 1, 2002, the following changes to the names of the Funds and Series will occur:

                          OLD NAME                                                     NEW NAME
                          --------                                                     --------
Pilgrim Principal Protection Fund                            ING Principal Protection Fund
Pilgrim Principal Protection Fund II                         ING Principal Protection Fund II
Pilgrim Equity Trust                                         ING Equity Trust

Effective March 1, 2002, the Manager, Distributor and Administrator will change their names as follows:

                          OLD NAME                                                     NEW NAME
                          --------                                                     --------
ING Pilgrim Investments, LLC                                 ING Investments, LLC
ING Pilgrim Securities, Inc.                                 ING Distributors, Inc.
ING Pilgrim Group, LLC                                       ING Funds, LLC

PILGRIM
PRINCIPAL
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 43.67%
                               ADVERTISING: 0.11%
                8,450          Interpublic Group
                                Cos., Inc.            $   246,148
                4,200          Omnicom Group              360,612
                                                      -----------
                                                          606,760
                                                      -----------
                               AEROSPACE/DEFENSE: 0.54%
               22,200          Boeing Co.                 779,221
                5,100          General Dynamics
                                Corp.                     424,065
                3,350          Goodrich Corp.              81,639
               15,050          Lockheed Martin Corp.      699,073
                1,600          Northrop Grumman
                                Corp.                     150,208
                3,900          Raytheon Co.               127,803
                5,900          Rockwell Collins            99,238
               10,700          United Technologies
                                Corp.                     644,140
                                                      -----------
                                                        3,005,387
                                                      -----------
                               AGRICULTURE: 0.04%
                5,600          UST, Inc.                  201,041
                                                      -----------
                               AIRLINES: 0.08%
                3,200          Delta Air Lines, Inc.       92,737
               17,400          Southwest Airlines         326,250
                                                      -----------
                                                          418,987
                                                      -----------
                               APPAREL: 0.10%
                1,300          Liz Claiborne, Inc.         64,975
                6,900          Nike, Inc.                 365,631
                1,200    @     Reebok Intl. Ltd.           27,912
                1,900          VF Corp.                    72,162
                                                      -----------
                                                          530,680
                                                      -----------
                               AUTO MANUFACTURERS: 0.25%
               41,300          Ford Motor Co.             782,222
                8,150          General Motors Corp.       405,055
                1,800          Navistar Intl. Corp.        65,862
                2,100          Paccar, Inc.               127,806
                                                      -----------
                                                        1,380,945
                                                      -----------
                               AUTO PARTS & EQUIPMENT: 0.09%
                1,650          Cooper Tire & Rubber        24,453
                9,600          Delphi Automotive
                                Systems                   131,712
                2,900          Goodyear Tire &
                                Rubber Co.                 64,960
                6,000          TRW, Inc.                  234,120
                4,950          Visteon Corp.               68,310
                                                      -----------
                                                          523,555
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               BANKS: 2.85%
               14,050          Amsouth
                                Bancorporation        $   257,397
               37,350          Bank of America Corp.    2,292,543
               16,350          Bank of New York Co.,
                                Inc.                      641,574
               27,250          Bank One Corp.           1,020,240
               10,250          BB&T Corp.                 350,037
                3,300          Comerica, Inc.             169,488
               13,250          Fifth Third Bancorp        796,192
               25,100          FleetBoston Financial
                                Corp.                     922,425
                5,050          Huntington
                                Bancshares, Inc.           81,760
               50,250          JP Morgan Chase & Co.    1,895,430
               10,000          Keycorp                    229,000
               12,250          Mellon Financial
                                Corp.                     458,028
               20,950          National City Corp.        586,600
                5,800          Northern Trust Corp.       335,472
                7,400          PNC Financial
                                Services Group, Inc.      428,830
                4,100          Regions Financial
                                Corp.                     117,957
                8,500          SouthTrust Corp.           207,995
                8,400          State Street Corp.         439,656
                7,300          Suntrust Banks, Inc.       461,798
                7,650          Synovus Financial
                                Corp.                     179,775
                2,800          Union Planters Corp.       121,548
               48,200          US Bancorp                 914,836
               32,300          Wachovia Corp.             999,685
               40,100          Wells Fargo & Co.        1,716,280
                1,700          Zions Bancorporation        82,076
                                                      -----------
                                                       15,706,622
                                                      -----------
                               BEVERAGES: 1.16%
               20,600          Anheuser-Busch Cos.,
                                Inc.                      887,860
                  500          Brown-Forman Corp.          30,451
               62,800          Coca-Cola Co.            2,949,088
               11,800          Coca-Cola
                                Enterprises, Inc.         205,910
                  700          Coors (Adolph)              39,921
                2,600          Pepsi Bottling Group,
                                Inc.                      115,570
               44,850          Pepsico, Inc.            2,181,055
                                                      -----------
                                                        6,409,855
                                                      -----------
                               BIOTECHNOLOGY: 0.42%
               24,350    @     Amgen, Inc.              1,617,570
                2,800    @     Biogen, Inc.               164,948
                3,300    @     Chiron Corp.               143,286
               13,750    @     Immunex Corp.              371,250
                                                      -----------
                                                        2,297,054
                                                      -----------
                               BUILDING MATERIALS: 0.05%
                8,300          Masco Corp.                173,719
                2,100          Vulcan Materials Co.        97,125
                                                      -----------
                                                          270,844
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               CHEMICALS: 0.49%
                4,100          Air Products &
                                Chemicals, Inc.       $   187,452
                1,700          Ashland, Inc.               72,505
               13,500          Dow Chemical Co.           506,250
               24,250          Du Pont (E.I.) de
                                Nemours & Co.           1,075,245
                1,900          Eastman Chemical Co.        72,903
                2,100          Ecolab, Inc.                78,540
                1,200          Engelhard Corp.             33,540
                4,550          International Flavors
                                & Fragrances              139,458
                2,900          PPG Industries, Inc.       155,933
                2,700          Praxair, Inc.              142,884
                3,900          Rohm & Haas Co.            138,450
                3,450          Sherwin-Williams Co.        96,566
                                                      -----------
                                                        2,699,726
                                                      -----------
                               COMMERCIAL SERVICES: 0.34%
               13,250    @     Cendant Corp.              225,780
               12,150    @     Concord EFS, Inc.          364,257
                2,400    @     Convergys Corp.             79,752
                2,000          Deluxe Corp.                79,040
                2,100          Equifax, Inc.               52,269
                3,100          H&R Block, Inc.            123,504
                5,000          McKesson Corp.             186,350
                5,100          Moody's Corp.              176,817
                9,500          Paychex, Inc.              332,595
                4,550    @     Quintiles
                                Transnational Corp.        75,302
                2,900    @     Robert Half Intl.,
                                Inc.                       78,155
                2,550          RR Donnelley & Sons
                                Co.                        74,715
                                                      -----------
                                                        1,848,536
                                                      -----------
                               COMPUTERS: 2.38%
                6,100    @     Apple Computer, Inc.       129,930
               39,000          Compaq Computer Corp.      395,850
                3,200    @     Computer Sciences
                                Corp.                     152,480
              116,600    @     Dell Computer Corp.      3,256,638
               10,600          Electronic Data
                                Systems Corp.             733,732
               50,900    @     EMC Corp.-Mass             854,612
               45,250          Hewlett-Packard Co.        995,047
               40,450          International
                                Business Machines
                                Corp.                   4,675,616
                2,300    @     Lexmark Intl., Inc.        118,841
                1,900    @     NCR Corp.                   73,017
               14,500    @     Network Appliance,
                                Inc.                      224,170
               73,100    @     Sun Microsystems,
                                Inc.                    1,040,944
                6,450    @     Unisys Corp.                76,755
                9,900    @     Veritas Software
                                Corp.                     385,011
                                                      -----------
                                                       13,112,643
                                                      -----------
                               COSMETICS/PERSONAL CARE: 1.28%
                  600          Alberto-Culver Co.          26,112
                5,600          Avon Products              267,344
               13,950          Colgate-Palmolive Co.      814,122
               24,050          Gillette Co.               786,435
               12,450          Kimberly-Clark Corp.       724,216
               57,550          Procter & Gamble Co.     4,457,823
                                                      -----------
                                                        7,076,052
                                                      -----------
                               DISTRIBUTION/WHOLESALE: 0.05%
                2,700          Genuine Parts Co.           90,990
                3,850          Grainger (W.W.), Inc.      180,180
                                                      -----------
                                                          271,170
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.09%
               30,700          American Express Co.   $ 1,010,337
                3,350          The Bear Stearns Cos,
                                Inc.                      192,625
                7,700          Capital One Financial
                                Corp.                     385,231
              116,750          Citigroup, Inc.          5,592,325
               44,250          Fannie Mae               3,478,050
                4,900          Franklin Resources,
                                Inc.                      175,175
               30,800          Freddie Mac              2,038,036
               10,550          Household Intl., Inc.      622,343
                9,500          Lehman Brothers
                                Holdings, Inc.            628,425
               19,150          MBNA Corp.                 617,396
               29,550          Merrill Lynch & Co.,
                                Inc.                    1,480,160
                4,550          Stilwell Financial,
                                Inc.                      107,926
                5,900          T Rowe Price Group,
                                Inc.                      187,030
                6,450          USA Education, Inc.        548,702
                                                      -----------
                                                       17,063,761
                                                      -----------
                               ELECTRIC: 1.30%
                3,500          Allegheny Energy,
                                Inc.                      121,975
                5,000          Ameren Corp.               204,400
                7,100          American Electric
                                Power                     292,875
                3,300          Cinergy Corp.               97,284
                4,800          CMS Energy Corp.           110,544
                6,900          Consolidated Edison,
                                Inc.                      266,478
                3,350          Constellation Energy
                                Group, Inc.                79,562
               10,000          Dominion Resources,
                                Inc.                      584,500
                3,450          DTE Energy Co.             142,485
               27,000          Duke Energy Corp.          976,050
                8,650          Entergy Corp.              319,185
                7,950          Exelon Corp.               354,649
               13,600          FirstEnergy Corp.          459,408
                6,550          FPL Group, Inc.            362,870
               13,700    @     Mirant Corp.               334,417
                2,900    @     Niagara Mohawk
                                Holdings, Inc.             51,446
                6,000          NiSource, Inc.             125,400
                7,000          PG&E Corp.                 128,100
                2,700          Pinnacle West Capital
                                Corp.                     112,725
                5,100          PPL Corp.                  181,407
               10,050          Progress Energy, Inc.      416,572
                4,350          Public Service
                                Enterprise Group.         176,393
               11,700          Reliant Energy, Inc.       298,935
               15,750          The Southern Co.           358,313
                3,450          Teco Energy, Inc.           91,115
                5,900          TXU Corp.                  266,090
               10,000          XCEL Energy, Inc.          273,100
                                                      -----------
                                                        7,186,278
                                                      -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.12%
                4,900    @     American Power
                                Conversion                 67,424
                9,800          Emerson Electric Co.       529,788
                3,100          Molex, Inc.                 89,094
                                                      -----------
                                                          686,306
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               ELECTRONICS: 0.20%
               12,500    @     Agilent Technologies,
                                Inc.                  $   340,875
                2,100          Johnson Controls,
                                Inc.                      166,992
                1,250          Parker Hannifin Corp.       51,312
                6,100    @     Sanmina Corp.              130,540
               15,850    @     Solectron Corp.            232,995
                1,800    @     Tektronix, Inc.             40,464
                7,200    @     Thermo Electron Corp.      156,240
                                                      -----------
                                                        1,119,418
                                                      -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                1,200          Fluor Corp.                 45,420
                                                      -----------
                               ENTERTAINMENT: 0.02%
                1,500    @     International Game
                                Technology                 92,985
                                                      -----------
                               ENVIRONMENTAL CONTROL: 0.08%
                3,800    @     Allied Waste
                                Industries, Inc.           44,992
               14,200          Waste Management,
                                Inc.                      416,060
                                                      -----------
                                                          461,052
                                                      -----------
                               FOOD: 1.06%
               10,150          Albertson's, Inc.          340,634
               21,900          Archer-Daniels-
                                Midland Co.               337,041
               11,050          Campbell Soup Co.          323,875
               13,850          Conagra Foods, Inc.        318,134
                8,050          General Mills, Inc.        397,267
                3,150          Hershey Foods Corp.        206,199
                6,100          HJ Heinz Co.               232,532
               17,350          Kellogg Co.                511,652
               18,000    @     Kroger Co.                 455,760
                7,150          Ralston Purina Co.         236,880
               11,250    @     Safeway, Inc.              501,300
               18,150          Sara Lee Corp.             397,122
                4,550          Supervalu, Inc.            103,149
               15,400          Sysco Corp.                378,686
               14,500    @@    Unilever NV ADR            825,050
                5,050          Wrigley JR Co.             255,227
                                                      -----------
                                                        5,820,508
                                                      -----------
                               FOREST PRODUCTS & PAPER: 0.23%
                1,900          Boise Cascade Corp.         60,876
                4,300          Georgia-Pacific Corp.      137,858
               10,900          International Paper
                                Co.                       435,455
                2,600          Mead Corp.                  80,392
                1,300          Temple-Inland, Inc.         74,282
                2,400          Westvaco Corp.              68,664
                5,450          Weyerhaeuser Co.           288,032
                2,400          Willamette Industries      115,800
                                                      -----------
                                                        1,261,359
                                                      -----------
                               GAS: 0.09%
                4,300          KeySpan Corp.              142,459
                1,800          Nicor, Inc.                 70,146
                  850          Peoples Energy Corp.        32,657
               10,150          Sempra Energy              235,074
                                                      -----------
                                                          480,336
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               HAND/MACHINE TOOLS: 0.02%
                1,200          Black & Decker Corp.   $    44,448
                  900          Snap-On, Inc.               28,170
                1,500          Stanley Works               62,685
                                                      -----------
                                                          135,303
                                                      -----------
                               HEALTHCARE-PRODUCTS: 1.84%
                1,200          Bard, Inc.                  75,696
                1,900          Bausch & Lomb, Inc.         63,175
               15,100          Baxter Intl., Inc.         785,200
                4,300          Becton Dickinson &
                                Co.                       145,641
                6,050          Biomet, Inc.               169,340
               10,500    @     Boston Scientific
                                Corp.                     279,300
                7,200    @     Guidant Corp.              351,432
              106,750          Johnson & Johnson        6,218,187
               28,350          Medtronic, Inc.          1,340,388
                3,000    @     St. Jude Medical,
                                Inc.                      223,500
                4,800    @     Stryker Corp.              263,568
                6,300    @     Zimmer Holdings, Inc.      203,238
                                                      -----------
                                                       10,118,665
                                                      -----------
                               HEALTHCARE-SERVICES: 0.50%
                2,900          Aetna, Inc.                 90,393
               12,400          HCA, Inc.                  480,996
                5,300    @     Health Management
                                Associates, Inc.          103,403
               11,700    @     Healthsouth Corp.          172,224
                4,300    @     Humana, Inc.                54,094
                2,900    @     Manor Care, Inc.            67,715
                7,350    @     Tenet Healthcare
                                Corp.                     441,000
               14,450          UnitedHealth Group,
                                Inc.                    1,032,453
                2,750    @     Wellpoint Health
                                Networks                  324,225
                                                      -----------
                                                        2,766,503
                                                      -----------
                               HOME FURNISHINGS: 0.05%
                3,700          Leggett & Platt, Inc.       80,068
                2,450          Maytag Corp.                70,879
                1,800          Whirlpool Corp.            118,368
                                                      -----------
                                                          269,315
                                                      -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.12%
                2,200          Avery Dennison Corp.       118,756
               10,800          Clorox Co.                 426,816
                2,900          Fortune Brands, Inc.       113,883
                1,200          Tupperware Corp.            23,592
                                                      -----------
                                                          683,047
                                                      -----------
                               HOUSEWARES: 0.04%
                8,250          Newell Rubbermaid,
                                Inc.                      211,613
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               INSURANCE: 1.83%
               23,050          Aflac, Inc.            $   631,570
               16,650          Allstate Corp.             570,096
                2,250          AMBAC Financial
                                Group, Inc.               126,180
               35,950          American Intl. Group     2,962,280
                6,600          AON Corp.                  236,478
                4,600          Chubb Corp.                322,276
                3,850          Cigna Corp.                351,235
                4,450          Cincinnati Financial
                                Corp.                     171,725
                3,150          Hartford Financial
                                Services Group            186,480
                2,600          Jefferson-Pilot Corp.      115,700
               13,050          John Hancock
                                Financial Services        513,387
                3,300          Lincoln National
                                Corp.                     157,410
                3,700          Loews Corp.                210,271
                6,850          Marsh & McLennan Cos.      732,745
                6,500          MBIA, Inc.                 331,045
               26,900          Metlife, Inc.              737,867
                1,450          MGIC Investment Corp.       84,898
                3,200          Progressive Corp.          468,896
                5,800          Safeco Corp.               186,528
                5,600          St. Paul Cos.              263,648
                2,200          Torchmark Corp.             86,790
                7,300          UnumProvident Corp.        188,340
                5,050    @@    XL Capital Ltd.            469,549
                                                      -----------
                                                       10,105,394
                                                      -----------
                               INTERNET: 0.15%
               32,650          Charles Schwab Corp.       468,854
                4,250    @     TMP Worldwide, Inc.        175,483
               10,200    @     Yahoo, Inc.                158,814
                                                      -----------
                                                          803,151
                                                      -----------
                               IRON/STEEL: 0.02%
                2,100          Nucor Corp.                103,908
                                                      -----------
                               LEISURE TIME: 0.23%
                2,100          Brunswick Corp.             41,370
               25,350    @@    Carnival Corp.             661,889
                7,050          Harley-Davidson, Inc.      370,689
                5,300    @     Sabre Holdings Corp.       183,857
                                                      -----------
                                                        1,257,805
                                                      -----------
                               LODGING: 0.08%
                2,600    @     Harrah's
                                Entertainment, Inc.        83,798
                4,800          Hilton Hotels Corp.         47,520
                4,400          Marriott Intl., Inc.       165,528
                4,900          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                      132,986
                                                      -----------
                                                          429,832
                                                      -----------
                               MACHINERY-CONSTRUCTION & MINING:
                                0.03%
                3,650          Caterpillar, Inc.          173,083
                                                      -----------
                               MACHINERY-DIVERSIFIED: 0.10%
                4,300          Deere & Co.                171,957
                4,850          Dover Corp.                178,771
                3,300          Ingersoll-Rand Co.         138,237
                3,500          Rockwell Intl. Corp.        57,750
                                                      -----------
                                                          546,715
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               MEDIA: 1.55%
              102,950    @     AOL Time Warner, Inc.  $ 3,592,955
                7,900    @     Clear Channel
                                Communications            369,167
               12,950    @     Comcast Corp.              492,100
                1,300          Dow Jones & Co, Inc.        65,806
                6,100          Gannett Co., Inc.          423,645
                4,450          McGraw-Hill Cos.,
                                Inc.                      251,425
                3,700          New York Times Co.         168,165
                5,400          Tribune Co.                194,940
                4,950    @     Univision
                                Communications, Inc.      176,269
               41,350    @     Viacom, Inc.             1,804,928
               48,100          Walt Disney Co.            984,607
                                                      -----------
                                                        8,524,007
                                                      -----------
                               MINING: 0.25%
                6,300    @@    Alcan, Inc.                226,674
               21,750          Alcoa, Inc.                839,550
                5,100    @@    Barrick Gold Corp.          77,163
                3,950    @     Freeport-McMoran
                                Copper & Gold, Inc.        52,733
                2,900   @,@@   Inco Ltd.                   46,690
                4,200          Newmont Mining Corp.        82,614
                5,100    @@    Placer Dome, Inc.           55,641
                                                      -----------
                                                        1,381,065
                                                      -----------
                               MISCELLANEOUS MANUFACTURING: 2.89%
                1,700          Cooper Industries,
                                Inc.                       69,445
                1,200          Crane Co.                   28,440
                3,200          Danaher Corp.              187,680
                7,100          Eastman Kodak Co.          214,917
                3,300          Eaton Corp.                229,713
              231,300          General Electric Co.     8,905,050
               18,300          Honeywell Intl., Inc.      606,462
                6,850          Illinois Tool Works        420,248
                1,600          ITT Industries, Inc.        78,464
                9,200          Minnesota Mining &
                                Manufacturing Co.       1,054,136
                2,800          Textron, Inc.              111,020
               68,500    @@    Tyco Intl. Ltd.          4,027,800
                                                      -----------
                                                       15,933,375
                                                      -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.05%
                4,300          Pitney Bowes, Inc.         178,364
               11,800          Xerox Corp.                 99,120
                                                      -----------
                                                          277,484
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               OIL & GAS: 2.56%
                2,000          Amerada Hess Corp.     $   116,200
                9,000          Anadarko Petroleum
                                Corp.                     467,100
                3,500          Apache Corp.               160,965
                4,500          Burlington Resources,
                                Inc.                      158,130
               37,450          ChevronTexaco Corp.      3,183,624
               13,150          Conoco, Inc.               359,916
                1,400          Devon Energy Corp.          48,145
                2,750          EOG Resources, Inc.         96,195
              160,900          Exxon Mobil Corp.        6,017,660
                1,800          Kerr-McGee Corp.            94,572
                4,300    @     Noble Drilling Corp.       126,850
                7,200          Occidental Petroleum
                                Corp.                     180,000
               16,450          Phillips Petroleum
                                Co.                       915,114
                2,400    @     Rowan Cos., Inc.            39,216
               29,450    @@    Royal Dutch Petroleum
                                Co. ADR                 1,423,613
                2,100          Sunoco, Inc.                76,776
                5,500    @@    Transocean Sedco
                                Forex, Inc.               155,650
                4,100          Unocal Corp.               134,849
               13,750          USX-Marathon Group,
                                Inc.                      376,750
                                                      -----------
                                                       14,131,325
                                                      -----------
                               OIL & GAS SERVICES: 0.03%
                5,800          Baker Hughes, Inc.         191,226
                                                      -----------
                               PACKAGING & CONTAINERS: 0.06%
                  600          Ball Corp.                  41,112
                  600          Bemis Co.                   30,162
                8,300    @     Pactiv Corp.               145,250
                1,900    @     Sealed Air Corp.            87,210
                                                      -----------
                                                          303,734
                                                      -----------
                               PHARMACEUTICALS: 3.75%
               36,300          Abbott Laboratories      1,996,500
                3,700          Allergan, Inc.             279,313
                1,900          AmerisourceBergen
                                Corp.                     113,031
               49,200          Bristol-Myers Squibb
                                Co.                     2,644,992
               11,300          Cardinal Health, Inc.      772,016
               26,100          Eli Lilly & Co.          2,157,687
                3,300    @     Forest Laboratories,
                                Inc.                      233,640
                4,100    @     King Pharmaceuticals,
                                Inc.                      163,344
                6,250    @     Medimmune, Inc.            275,250
               53,350          Merck & Co., Inc.        3,614,462
              146,850          Pfizer, Inc.             6,360,073
               30,100          Pharmacia Corp.          1,336,440
               19,950          Schering-Plough Corp.      712,814
                                                      -----------
                                                       20,659,562
                                                      -----------
                               PIPELINES: 0.18%
               11,550          EL Paso Corp.              513,975
                3,300          Kinder Morgan, Inc.        161,469
               11,650          Williams Cos., Inc.        311,288
                                                      -----------
                                                          986,732
                                                      -----------
                               REITS: 0.05%
                9,500          Equity Office
                                Properties Trust          283,100
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               RETAIL: 2.97%
                4,900    @     Autozone, Inc.         $   329,770
                5,100    @     Bed Bath & Beyond,
                                Inc.                      165,597
                9,250    @     Best Buy Co., Inc.         660,357
                4,700          Circuit City Stores-
                                Circuit City Group         82,485
                6,050    @     Costco Wholesale
                                Corp.                     247,324
                4,050          Darden Restaurants,
                                Inc.                      124,497
                2,600          Dillard's, Inc.             43,030
                4,300          Family Dollar Stores       128,140
                7,300    @     Federated Department
                                Stores                    270,100
               20,850          The Gap, Inc.              275,845
               58,900          Home Depot, Inc.         2,748,274
               12,000          JC Penney Co., Inc.        304,080
                7,400    @     Kohls Corp.                502,090
                6,500          Limited, Inc.               90,480
               33,900          Lowe's Cos.              1,536,009
                5,100          May Department Stores
                                Co.                       182,784
               32,600          McDonald's Corp.           874,984
               14,200    @     Office Depot, Inc.         229,330
                3,900          RadioShack Corp.           112,944
                7,550          Sears, Roebuck And
                                Co.                       343,601
               10,850    @     Staples, Inc.              190,960
                9,400    @     Starbucks Corp.            166,568
               12,500          Target Corp.               469,250
                3,600          Tiffany & Co.              103,680
                7,150          TJX Cos., Inc.             269,484
                3,550    @     Tricon Global
                                Restaurants, Inc.         168,448
              104,200          Wal-Mart Stores, Inc.    5,746,630
                1,200          Wendy's Intl., Inc.         34,116
                                                      -----------
                                                       16,400,857
                                                      -----------
                               SAVINGS & LOANS: 0.19%
                5,800          Charter One
                                Financial, Inc.           159,790
                3,300          Golden West Financial
                                Corp.                     170,610
               22,300          Washington Mutual,
                                Inc.                      697,544
                                                      -----------
                                                        1,027,944
                                                      -----------
                               SEMICONDUCTORS: 1.14%
                5,650    @     Altera Corp.               128,594
                9,400    @     Analog Devices, Inc.       399,500
               10,300    @     Broadcom Corp.             453,097
               91,850          Intel Corp.              2,999,821
                2,100    @     KLA-Tencor Corp.           105,483
               12,350          Linear Technology
                                Corp.                     506,720
                8,500    @     LSI Logic Corp.            138,125
               14,450    @     Maxim Integrated
                                Products                  792,004
                1,800    @     National
                                Semiconductor Corp.        54,234
                1,800    @     Novellus Systems,
                                Inc.                       68,526
                4,900    @     PMC -- Sierra, Inc.        111,671
                2,300    @     QLogic Corp.               113,735
                4,850    @     Teradyne, Inc.             135,121
                8,350    @     Xilinx, Inc.               301,519
                                                      -----------
                                                        6,308,150
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               SOFTWARE: 2.44%
                1,200          Autodesk, Inc.         $    44,640
               15,850          Automatic Data
                                Processing                879,041
                5,500    @     BMC Software, Inc.          92,125
                3,100    @     Citrix Systems, Inc.        69,347
               25,700          Computer Associates
                                Intl., Inc.               855,039
               12,200    @     Compuware Corp.            135,664
                8,950          First Data Corp.           655,498
                5,350    @     Fiserv, Inc.               208,971
                5,400          IMS Health, Inc.           110,592
                3,900    @     Intuit, Inc.               171,210
                2,300    @     Mercury Interactive
                                Corp.                      70,817
              125,300    @     Microsoft Corp.          8,045,513
              131,350    @     Oracle Corp.             1,842,841
                7,000    @     Peoplesoft, Inc.           244,370
                                                      -----------
                                                       13,425,668
                                                      -----------
                               TELECOMMUNICATIONS: 3.35%
               11,650          Alltel Corp.               758,182
                  100    @     Andrew Corp.                 2,101
               80,200          AT&T Corp.               1,402,698
               90,200    @     AT&T Wireless
                                Services, Inc.          1,260,094
               25,500          BellSouth Corp.            981,750
                2,400          CenturyTel, Inc.            81,120
              326,800    @     Cisco Systems, Inc.      6,683,060
                7,000    @     Citizens
                                Communications Co.         68,530
                3,250    @     Comverse Technology,
                                Inc.                       69,518
               16,200          Corning, Inc.              152,766
               29,700    @     JDS Uniphase Corp.         299,376
               69,950          Lucent Technologies,
                                Inc.                      512,034
               50,500          Motorola, Inc.             840,320
               33,550    @@    Nortel Networks Corp.      261,690
               17,100    @     Qualcomm, Inc.           1,004,112
               46,200          SBC Communications,
                                Inc.                    1,726,956
                4,200          Scientific-Atlanta,
                                Inc.                      112,938
               19,600          Sprint Corp.(FON
                                Group)                    427,084
                6,550    @     Tellabs, Inc.              100,084
               37,200          Verizon
                                Communications, Inc.    1,748,400
                                                      -----------
                                                       18,492,813
                                                      -----------
                               TEXTILES: 0.02%
                3,100          Cintas Corp                132,494
                                                      -----------
                               TOBACCO: 0.48%
               55,700          Philip Morris Cos.,
                                Inc.                    2,627,369
                                                      -----------
                               TOYS/GAMES/HOBBIES: 0.04%
                5,000          Hasbro, Inc.                82,250
                8,000          Mattel, Inc.               147,280
                                                      -----------
                                                          229,530
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               TRANSPORTATION: 0.23%
                9,900          Burlington Northern
                                Santa Fe Corp.        $   290,169
                3,800          CSX Corp.                  142,120
                7,000    @     FedEx Corp.                321,020
                9,150          Norfolk Southern
                                Corp.                     177,419
                6,200          Union Pacific Corp.        341,310
                                                      -----------
                                                        1,272,038
                                                      -----------

                               Total Common Stock
                               (Cost $232,204,628)    240,770,087
                                                      -----------

      Principal
       Amount                                          Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.07%
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 29.07%
    $200,000,000        0.000%, due 10/11/06       $160,236,800
                                                   ------------
                                                    160,236,800
                                                   ------------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $160,922,553)              160,236,800
                                                   ------------
U.S. TREASURY OBLIGATIONS: 24.80%
                        U.S. TREASURY STRIP:
                         24.80%
      74,021,000        4.625%, due 05/15/06         61,681,921
      93,898,000        5.000%, due 02/15/11         75,040,652
                                                   ------------
                                                    136,722,573
                                                   ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $137,016,978)              136,722,573
                                                   ------------
                        Total Long-Term
                         Investments (Cost
                         $530,144,159)              537,729,460
                                                   ------------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
SHORT TERM INVESTMENTS: 2.53%
                        COMMERCIAL PAPER: 2.40%
    $ 13,235,000        Federal Home Loan
                         Mortgage Corporation,
                         1.900%, due 12/03/01      $ 13,233,603
                                                   ------------
                        Total Commercial Paper
                         (Cost $13,233,603)          13,233,603
                                                   ------------
                        U.S. TREASURY
                         OBLIGATIONS: 0.13%
         100,000        U.S. Treasury Bill,
                         1.720%, due 04/04/02            99,407
         600,000        U.S. Treasury Bill,
                         1.730%, due 04/04/02           596,425
                                                   ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $695,832)                      695,832
                                                   ------------
                        Total Short-Term
                         Investments (Cost
                         $13,929,435)                13,929,435
                                                   ------------
                        TOTAL INVESTMENTS IN
                         SECURITIES (COST
                        $544,073,594)*    100.07%  $551,658,895
                        OTHER ASSETS AND
                        LIABILITIES-NET    -0.07%      (390,122)
                                          -------  ------------
                        NET ASSETS        100.00%  $551,268,773
                                          =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                   $12,071,917
                        Gross Unrealized
                         Depreciation                    (4,486,616)
                                                        -----------
                        Net Unrealized
                         Appreciation                   $ 7,585,301
                                                        ===========

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND II

          PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
COMMERCIAL PAPER: 73.80%
     $      1,200,000          American Home
                                Products, 2.000%,
                                due 02/01/02       $  1,195,867
            1,900,000          American Honda
                                Finance, 1.900%,
                                due 01/29/02          1,894,084
            2,000,000          American Honda
                                Finance, 2.020%,
                                due 12/05/01          1,999,551
            5,000,000          Avon Capital
                                Corp., 2.100%,
                                due 12/07/01          4,998,250
            5,000,000          Cargill, Inc.,
                                2.030%, due
                                12/04/01              4,999,154
            1,200,000          Ciesco LP, 1.920%,
                                due 01/15/02          1,197,120
            3,800,000          Ciesco LP, 2.000%,
                                due 12/19/01          3,796,200
            4,000,000          Colonial Pipeline
                                Co., 2.020%, due
                                12/13/01              3,997,307
              893,000          Coop Association
                                Tractor Dealers,
                                1.920%, due
                                02/05/02                889,857
            1,000,000          Coop Association
                                Tractor Dealers,
                                1.940%, due
                                01/29/02                996,804
            3,000,000          Coop Association
                                Tractor Dealers,
                                2.120%, due
                                12/11/01              2,998,233
            3,600,000          CVS Corp., 2.020%,
                                due 12/17/01          3,596,768
            3,600,000          Dakota
                                Certificates --
                                Citibank Credit
                                Card Master
                                Trust, 2.100%,
                                due 12/04/01          3,599,370
            4,500,000          Dealers Capital
                                Access, 2.160%,
                                due 12/05/01          4,498,920

----------------------------------------------------------------
      Principal
       Amount                                          Value
     $      5,600,000          Federal Farm
                                Credit Bank
                                1.980%, due
                                12/04/01           $  5,599,076
            6,538,000          Federal Home Loan
                                Mortgage Corp.,
                                1.860%, due
                                02/01/02              6,517,057
            1,561,000          Federal Home Loan
                                Mortgage Corp.,
                                1.970%, due
                                01/31/02              1,555,789
            4,350,000          Federal Home Loan
                                Mortgage Corp.,
                                1.990%, due
                                01/24/02              4,337,015
           12,803,000          Federal National
                                Mortgage
                                Association,
                                1.940%, due
                                01/31/02             12,760,914
            1,200,000          Gannett Co., Inc.,
                                1.980%, due
                                12/07/01              1,199,604
            2,400,000          Gannett Co., Inc.,
                                2.050%, due
                                12/12/01              2,398,497
            3,600,000          General Electric
                                Capital 2.000%,
                                due 12/27/01          3,594,800
              900,000          Goldman Sachs
                                Group LP, 1.880%,
                                due 02/05/02            896,898
            5,000,000          IBM Credit Corp.,
                                2.060%, due
                                12/03/01              4,999,428
            1,900,000          International
                                Lease Finance
                                Corp., 1.940%,
                                due 01/16/02          1,895,290
            1,900,000          Jefferson Smurfit,
                                1.970%, due
                                01/14/02              1,895,425
            2,500,000          Jefferson Smurfit,
                                2.100%, due
                                01/14/02              2,493,583
            5,000,000          Michigan
                                Consolidated Gas
                                Co., 2.150%, due
                                12/05/01              4,998,806

----------------------------------------------------------------
      Principal
       Amount                                          Value
     $      2,900,000          Monsanto Co.,
                                2.220%, due
                                12/03/01           $  2,899,642
            4,869,000          Nestle Capital
                                Corp., 2.000%,
                                due 12/20/01          4,863,861
            2,000,000          Proctor & Gamble
                                Co., 1.970%, due
                                12/13/01              1,998,687
            4,000,000          Prudential Funding
                                Corp. 1.950%, due
                                02/01/02              3,986,567
            3,100,000          Sheffield
                                Receivables
                                2.080%, due
                                12/17/01              3,097,134
            4,491,000          Svenska
                                Handelsbanken
                                2.030%, due
                                12/17/01              4,486,948
            1,200,000          Tyco International
                                Group, 2.100%,
                                due 12/07/01          1,199,580
            2,000,000          Tyco International
                                Group, 2.250%,
                                due 12/21/01          1,997,500
            1,593,000          UBS Finance
                                (Delaware),
                                2.040%, due
                                12/26/01              1,590,743
            1,200,000          Variable Funding
                                Capital, 1.980%,
                                due 01/07/02          1,197,556
            2,350,000          Variable Funding
                                Capital, 2.100%,
                                due 01/10/02          2,344,517
                                                   ------------

                        TOTAL INVESTMENTS    73.80%  $125,462,402
                         IN SECURITIES
                         (COST
                         $125,462,402)
                        OTHER ASSETS AND     26.20%    44,550,289
                         LIABILITIES-NET
                                                     ------------
                        NET ASSETS          100.00%  $170,012,691
                                            =======  ============

                 See Accompanying Notes to Financial Statements

                   ING PILGRIM LOGO

      INVESTMENT MANAGER

      ING Pilgrim Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Pilgrim Group, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Pilgrim Securities, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-334-3444

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      355 South Grand Avenue
      Los Angeles, California 90071

      Contact your investment professional, call (800) 992-0180 for a current Pilgrim Funds prospectus, or call (800) 367-7732 for a current Aetna Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.
                                                PPFSEMIAN113001-012302

       SEMI-ANNUAL REPORT

       SEMI-ANNUAL REPORT



       (PHOTO OF ABACUS)

November 30, 2001



       Class Q



       PRINCIPAL PROTECTION FUNDS

       Pilgrim Principal Protection
       Pilgrim Principal Protection II




(ING PILGRIM LOGO)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter to Shareholders..................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    5
Statements of Assets and Liabilities....................    6
Statements of Operations................................    8
Statements of Changes in Net Assets.....................    9
Financial Highlights....................................   10
Notes to Financial Statements...........................   12
Portfolios of Investments...............................   18

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholders:

We are pleased to present the November 30, 2001, Class Q Semi-Annual Report for the Pilgrim Principal Protection Funds.

Our fund family now has many funds of varying types which are designed to provide core investment choices for the serious investor. There are two Funds included in this Semi-Annual Report.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)

Sincerely,

ING PILGRIM GROUP, LLC
January 15, 2002

PILGRIM PRINCIPAL PROTECTION FUND

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President; Hugh T. M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The Pilgrim Principal Protection Fund (the "Fund" or "PPPF"), during the Guarantee Period, seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, certain Fund expenses, such as interest, taxes and extraordinary expenses.

After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund will seek to outperform the total return performance of the S&P 500 while maintaining a risk profile consistent with the Index.

MARKET OVERVIEW: For the six-month period ended November 30, 2001, the U.S. equity market as measured by the S&P 500 Index ("S&P 500") posted a negative return. In contrast, bonds as measured by the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") provided at least one bright spot for investors. The July -- September period produced the worst quarterly returns to U.S. equities since the crash of 1987, but in the context of September 11th, it seems unworthy of the term "bad news".

Prior to the terrorist attacks on the World Trade Center and the Pentagon, the U.S. economy was already struggling. The consumer, who had been propping up the economy, began to spend less and became less confident as unemployment rose to 5.4%. The stock market looked like it was ready to retest it's March-April lows. From June 1st through Sept. 10th, the S&P 500 lost 10.5%. But not all news was bleak, manufacturing was actually showing signs that a recovery was underway, inflation remained low, oil prices were declining and both fiscal and monetary policy were in a stimulus mode.

Then the attack on America hit. September 11th, 2001, is a day we will never forget. Normal activity in the country came to a standstill as Americans watched in horror while the worst terrorist attack in history claimed thousands of innocent lives. One instant result was to bring almost to a standstill the normal economic life of the nation. A second effect has been to create a sense of vulnerability.

The immediate impact on the financial world was dramatic. The stock market closed for 4 days while the Federal Reserve acted swiftly to infuse $70 billion into the liquidity system to insure that trades could be settled and that other issues could be tackled. They also cut the Fed Funds rate by 50 basis points before the stock market reopened on Sept 17th. Miraculously, the NYSE opened on that Monday ready to do business, showing the world that the U.S. financial system had weathered this enormous atrocity relatively well. In the first week following the attack, the S&P 500 fell 11.6%. From September 21st through November 30th, this index rebounded by 16%, recouping all of the losses realized during week one.

Past crisis events have demonstrated that financial markets react quickly to crisis events. When making investment decisions, the more difficult aspect of analyzing a crisis is the ability to predict the timing of when the situation might stabilize. Market participants require time to digest the economic impact of recent events on various businesses. Based on information already available, we believe the U.S. economy is expected to benefit from (1) a fiscal stimulus package that is likely to exceed $225 billion; (2) the impact of easing monetary policy and (3) the rebuilding process.

The one element of this tragedy that stands out somewhat different from past events is that this has literally hit home (i.e., we are all very much personally impacted as individuals). Americans are united and a new sense of patriotism has emerged. Americans appear to be strongly supporting President Bush's actions, with representatives from Congress uniting behind him, clearly a sharp break from the partisan politics we have witnessed in Washington for the last 5 to 10 years. Americans understand that one of the motives of these terrorist acts was to seriously harm the U.S. economy, but Americans have struck a defiant pose to any potential negative impact. These factors appear to be all positive signs for the future of U.S. financial markets.

In the end, the terrorists took precious innocent lives that cannot be replaced, and destroyed billions of dollars of property and materials. They did not, however, dampen the American spirit or dismantle the U.S. or world financial marketplace. We may see volatility over the short-term, but there are many positive signals that suggest the long-term recovery prospects are strong.

PERFORMANCE: For the period since inception of the Guarantee Period (October 4, 2001) through November 30, 2001, the Fund's Class Q shares returned 1.00% compared to 9.73% for the S&P 500 and 0.69% for the Lehman Aggregate.

PORTFOLIO SPECIFICS: The Guarantee Period for PPPF commenced on October 4, 2001 and began with an initial allocation of approximately 38% in equities and 62% in fixed income. Performance during the Guarantee Period of the Fund is driven by three factors: asset allocation, the underlying equity portion of the Fund and the underlying fixed income component of the Fund. As described in the PPPF prospectus, in general, the asset allocation model is designed to allocate more to equities in a rising equity market and to allocate more to fixed income in a declining equity market. Since the inception of the Fund's Guarantee Period through November 30, 2001, the equity component of the Fund has increased to 46%, as a result of a rising equity market.

The underlying equity component of the Fund is managed using Aeltus' enhanced S&P 500 Index strategy. In this sub-component of the Fund, we generally hold between 400 to 450 stocks in the S&P 500 and 300 of those stocks are generally held at index capitalization weight. The remainder of the stocks are overweighted or underweighted depending on how these stocks rank in our quantitative model. The quantitative model evaluates each stock in the S&P 500 by looking at various criteria. Since October 12th, the equity component of the Fund, underperformed the S&P 500 mainly due to a

                                               PILGRIM PRINCIPAL PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


small underweight in technology. This sector had a strong rally over the period. An underweight in the communication service sector and positive stock selection in this sector helped to offset the negative impact of technology on the Fund.

The underlying fixed income component of the Fund is invested primarily in U.S. agency and treasury securities. This component of the Fund underperformed the Lehman Aggregate as corporate sectors outperformed agencies and treasuries over the period.

MARKET OUTLOOK: As the National Bureau of Economic Research (NBER) has announced, the recession began in April, 2001. Recent recessions in the U.S. have lasted between 6 to 18 months. U.S. equity markets have historically rebounded well before recessions end. The positive response of stocks is attributable to declines in elevated levels of concerns regarding the economy as well as to the delayed effects of stimulative fiscal and monetary policies designed to counter economic weakness. The recent actions of the Federal Reserve and the Federal Government are consistent with these historical patterns and argue for positive equity returns in the near future and potentially higher allocations to equities for PPPF.

                                                       TOTAL RETURNS
                                          FOR THE PERIOD ENDED NOVEMBER 30, 2001
                                          ---------------------------------------
                                                    SINCE INCEPTION OF
                                                     GUARANTEE PERIOD
                                                         10/04/01
                                                         --------
Class Q                                                    1.00%
S&P 500 Index                                              9.73%(1)
Lehman Brothers Aggregate
  Bond Index                                               0.69%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of Pilgrim Principal Protection Fund against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. If you choose to redeem your investment at the Guarantee Period's end, the principal amount returned could be less than that invested. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not POP, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 5.

PILGRIM PRINCIPAL PROTECTION FUND II

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM:  Mary Ann Fernandez, Senior Vice President; Hugh T.
M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The Pilgrim Principal Protection Fund II (the "Fund") during the Guarantee Period, seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the end of the offering phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Fund will seek to outperform the total return performance of the S&P 500 while maintaining a risk profile consistent with the Index.

The Offering Period for the Fund runs from November 5, 2001 through January 31, 2002. During the Offering Period, Fund assets may fluctuate and are invested exclusively in short-term instruments. Since the Fund has not entered the Guarantee Period, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

PRINCIPAL RISKS: When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. If you choose to redeem your investment at the Guarantee Period's end, the principal amount returned could be less than that invested. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not POP, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                        PILGRIM                   PILGRIM
                                                                  PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                          FUND                    FUND II
                                                                          ----                    -------
ASSETS:
Investments in securities, at value*                                  $537,729,460              $         --
Short-term investments, at amortized cost                               13,929,435               125,462,402
Cash                                                                           679                       244
Receivables:
  Fund shares sold                                                              --                45,038,739
  Dividends and interest                                                   340,616                        --
  Investment securities sold                                             1,428,464                        --
Prepaid expenses                                                           318,617                   179,000
Reimbursement due from manager                                             162,624                        --
                                                                      ------------              ------------
  Total assets                                                         553,909,895               170,680,385
                                                                      ------------              ------------
LIABILITIES:
Payable for investment securities purchased                                802,216                        --
Payable for futures variation margin                                        42,750                        --
Payable for fund shares redeemed                                           135,238                   406,563
Payable to affiliates                                                      839,360                    60,900
Other accrued expenses and liabilities                                     821,558                   200,231
                                                                      ------------              ------------
  Total liabilities                                                      2,641,122                   667,694
                                                                      ------------              ------------
NET ASSETS                                                            $551,268,773              $170,012,691
                                                                      ============              ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                       $546,419,982              $170,021,836
Accumulated net investment income (loss)                                   699,986                    (9,135)
Accumulated net realized loss on investments and futures
  contracts                                                             (3,736,448)                      (10)
Net unrealized appreciation of investments and futures
  contracts                                                              7,885,253                        --
                                                                      ------------              ------------
NET ASSETS                                                            $551,268,773              $170,012,691
                                                                      ============              ============
*Cost of securities                                                   $530,144,159              $         --

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                      PILGRIM                   PILGRIM
                                                                PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                        FUND                    FUND II
                                                                        ----                    -------
CLASS A:
  Net Assets                                                        $ 67,400,107              $ 26,770,672
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                   6,668,366                 2,676,718
  Net asset value and redemption price per share                    $      10.11              $      10.00
  Maximum offering price per share (5.75%)(1)                       $      10.73              $      10.61
CLASS B:
  Net Assets                                                        $368,144,163              $112,233,675
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                  36,498,327                11,223,647
  Net asset value and redemption price per share(2)                 $      10.09              $      10.00
  Maximum offering price per share                                  $      10.09              $      10.00
CLASS C:
  Net Assets                                                        $113,069,008              $ 30,950,938
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                  11,213,272                 3,095,495
  Net asset value and redemption price per share(2)                 $      10.08              $      10.00
  Maximum offering price per share                                  $      10.08              $      10.00
CLASS Q:
  Net Assets                                                        $  2,655,495              $     57,406
  Shares authorized                                                    unlimited                 unlimited
  Par Value                                                         $       0.01              $       0.01
  Shares outstanding                                                     262,135                     5,740
  Net asset value and redemption price per share                    $      10.13              $      10.00
  Maximum offering price per share                                  $      10.13              $      10.00

------------------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the periods ended November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                      PILGRIM                   PILGRIM
                                                                PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                      FUND(1)                  FUND II(2)
                                                                      -------                  ----------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*                                   $   436,837               $        --
 Interest                                                             2,719,521                    72,995
                                                                    -----------               -----------
   Total investment income                                            3,156,358                    72,995
                                                                    -----------               -----------
EXPENSES:
 Investment management fees                                             678,885                    12,300
 Distribution and service fees:
   Class A                                                               37,403                     1,902
   Class B                                                              688,060                    31,088
   Class C                                                              186,864                    10,496
   Class Q                                                                1,327                         2
 Transfer agent fees:
   Class A                                                               26,030                     1,324
   Class B                                                              119,723                     5,409
   Class C                                                               32,514                     1,826
   Class Q                                                                    5                        --
 Administrative and service fees                                        116,174                     5,112
 Shareholder reporting fees                                              74,150                     2,460
 Registration and filing fees                                            26,612                       492
 Professional fees                                                       59,330                     2,952
 Custody and accounting fees                                             52,760                     5,412
 Directors' fees                                                         13,190                       492
 Insurance fees                                                         252,855                        --
 Miscellaneous fees                                                      41,200                       863
 Organization fees                                                       65,000                        --
 Offering fees                                                          146,914                        --
                                                                    -----------               -----------
   Total expenses                                                     2,618,996                    82,130
Less:
 Waived and reimbursed fees                                             162,624                        --
                                                                    -----------               -----------
   Net expenses                                                       2,456,372                    82,130
                                                                    -----------               -----------
 Net investment income (loss)                                           699,986                    (9,135)
                                                                    -----------               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FUTURES:
 Net realized loss on investments and futures                        (3,736,448)                      (10)
 Net change in unrealized appreciation of investments and
   futures                                                            7,885,253                        --
                                                                    -----------               -----------
   Net realized and unrealized gain (loss) on investments
     and futures                                                      4,148,805                       (10)
                                                                    -----------               -----------
 INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 4,848,791               $    (9,145)
                                                                    ===========               ===========
* Foreign taxes                                                     $        84               $        --

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF CHANGES IN NET ASSETS for the periods ended November 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------


                                                                        PILGRIM                   PILGRIM
                                                                  PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                        FUND(1)                  FUND II(2)
                                                                        -------                  ----------
FROM OPERATIONS:
Net investment income (loss)                                          $    699,986              $     (9,135)
Net realized loss on investments and futures                            (3,736,448)                      (10)
Net change in unrealized appreciation of investments and
 futures                                                                 7,885,253                        --
                                                                      ------------              ------------
Net increase (decrease) in net assets resulting from
 operations                                                              4,848,791                    (9,145)
                                                                      ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       571,709,256               171,096,457
Cost of shares redeemed                                                (25,289,274)               (1,074,621)
                                                                      ------------              ------------
Net increase in net asset resulting from capital share
 transactions                                                          546,419,982               170,021,836
                                                                      ------------              ------------
Net increase in net assets                                             551,268,773               170,012,691
NET ASSETS:
Beginning of period                                                             --                        --
                                                                      ------------              ------------
End of period                                                         $551,268,773              $170,012,691
                                                                      ============              ============
Undistributed net investment income (loss) at end of period           $    699,986              $     (9,135)
                                                                      ============              ============

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

                 See Accompanying Notes to Financial Statements

PILGRIM PRINCIPAL PROTECTION FUND (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS Q
                                                                       ------------
                                                                       PERIOD ENDED
                                                                       NOVEMBER 30,
                                                                         2001(1)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          10.00
 Income from investment operations:
 Net investment income                                         $           0.03
 Net realized and unrealized gain on investments               $           0.10
 Total from investment operations                              $           0.13
 Net asset value, end of period                                $          10.13
 TOTAL RETURN(2):                                              %           1.00*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          2,655
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %           1.57
 Gross expenses prior to expense reimbursement(3)              %           1.73
 Net investment income after expense reimbursement(3)(4)       %           1.48
 Portfolio turnover rate                                       %             41
-----------------------------------------------------------------------------------

(1)The fund commenced offering of shares on July 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Represents performance beginning on the first day of the Guarantee Period (10/04/01).

                 See Accompanying Notes to Financial Statements

                                PILGRIM PRINCIPAL PROTECTION FUND II (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS Q
                                                                       ------------
                                                                       PERIOD ENDED
                                                                       NOVEMBER 30,
                                                                         2001(1)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.00
 Income from investment operations:
 Net investment income                                         $               0.00*
 Net realized and unrealized gain on investments               $               0.00*
 Total from investment operations                              $               0.00*
 Net asset value, end of period                                $              10.00
 TOTAL RETURN(2):                                              %                 --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                 57
 Ratios to average net assets:
 Expenses(3)                                                   %               0.87
 Net investment income(3)                                      %               0.62
 Portfolio turnover rate                                       %                 --
-----------------------------------------------------------------------------------

(1)The fund commenced offering of shares on November 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
*  Amount represents less than $0.01 per share.
** Total return calculation will begin on the commencement date of the Guarantee
   Period (02/01/02).

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The Pilgrim Principal Protection Funds are part of the Pilgrim Equity Trust ("PET"), which is an open-end investment management company registered under the Investment Company Act of 1940, as amended.

PET is a Massachusetts business trust organized in 1998 with three separate series. Two of the Portfolios in the report are: Pilgrim Principal Protection Fund ("Principal Protection") and Pilgrim Principal Protection Fund II ("Principal Protection II") (each a "Fund", collectively the "Funds").

Each Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (MBIA), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index. The following table presents the time periods for each Fund's three phases:

                                                             COMMENCEMENT OF
                           OFFERING           GUARANTEE        INDEX PLUS
                            PERIOD             PERIOD        LARGECAP PERIOD
                       -----------------  -----------------  ---------------
Principal Protection   07/05/01-10/03/01  10/04/01-10/03/06     10/04/06
Principal Protection
 II                    11/05/01-01/31/02  02/01/02-01/31/07     02/01/07

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities.

      U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered.

--------------------------------------------------------------------------------


      Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. See Note 10 for details on open futures contracts at November 30, 2001.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any, annually.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key

--------------------------------------------------------------------------------


      differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

      The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Cost incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period on a straight-line basis.

H. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

J.    Securities Lending. Each Fund, during the Index Plus
      LargeCap Period, has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period from the commencement of each Fund's respective Offering Period through November 30, 2001, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection             $306,430,371          $ 71,192,851
Principal Protection II             --                    --

U.S. Government Securities not included above were:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection             $448,955,724          $152,095,390
Principal Protection II             --                    --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Pilgrim Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period, 0.80% during its Guarantee Period and 0.60% during its Index Plus LargeCap Period.

--------------------------------------------------------------------------------


Aeltus Investment Management, Inc., a registered investment advisor, serves as subadvisor to both Funds and receives 50% of the management fee for its services.

IPG (the "Administrator"), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets and $5 per year per shareholder account.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Pilgrim Securities, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                           CLASS A   CLASS B   CLASS C   CLASS Q
                           -------   -------   -------   -------
Principal Protection        0.25%     1.00%     1.00%     0.25%
Principal Protection II     0.25      1.00      1.00      0.25

For the periods ended November 30, 2001, the Distributor has retained $407,446 as sales charges from the proceeds of Class A Shares sold and $2,109 from the proceeds of Class C Shares redeemed.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2001, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES        TOTAL
                           ----------   --------------   ------------   --------
Principal Protection        $367,453       $59,122         $412,785     $839,360
Principal Protection II       12,300         5,112           43,488       60,900

NOTE 7 -- EXPENSE LIMITATIONS

For the Funds, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               CLASS A   CLASS B   CLASS C   CLASS Q
                               -------   -------   -------   -------
Principal Protection            1.75%     2.50%     2.50%     1.75%
Principal Protection II         1.75      2.50      2.50      1.75

Each Fund will at a later date reimburse the Investment Manager for management during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

NOTE 8 -- LINE OF CREDIT

Both of the Funds, in addition to certain other funds managed by the Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the periods ended November 30, 2001, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                              NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                2001(1)           2001(1)           2001(1)           2001(1)
                                                                -------           -------           -------           -------
PILGRIM PRINCIPAL PROTECTION FUND (NUMBER OF SHARES)
Shares sold                                                      8,756,160        36,773,907        11,342,514          262,135
Shares redeemed                                                 (2,087,794)         (275,580)         (129,242)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               6,668,366        36,498,327        11,213,272          262,135
                                                              ============      ============      ============       ==========
PILGRIM PRINCIPAL PROTECTION FUND($)
Shares sold                                                   $ 87,675,470      $367,980,653      $113,425,171       $2,627,962
Shares redeemed                                                (21,210,120)       (2,775,868)       (1,303,286)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 66,465,350      $365,204,785      $112,121,885       $2,627,962
                                                              ============      ============      ============       ==========

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                              NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                2001(2)           2001(2)           2001(2)           2001(2)
                                                                -------           -------           -------           -------
PILGRIM PRINCIPAL PROTECTION FUND II (NUMBER OF SHARES)
Shares sold                                                      2,693,167        11,265,383         3,144,773            5,740
Shares redeemed                                                    (16,449)          (41,736)          (49,278)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               2,676,718        11,223,647         3,095,495            5,740
                                                              ============      ============      ============       ==========
PILGRIM PRINCIPAL PROTECTION FUND II ($)
Shares sold                                                   $ 26,931,663      $112,659,428      $ 31,447,964       $   57,402
Shares redeemed                                                   (164,487)         (417,356)         (492,778)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 26,767,176      $112,242,072      $ 30,955,186       $   57,402
                                                              ============      ============      ============       ==========

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

NOTE 10 -- FUTURES CONTRACTS

On November 30, 2001, the Principal Protection Fund had $700,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

Open futures contracts at November 30, 2001, were as follows:

           NUMBER OF                              UNREALIZED
CONTRACT   CONTRACTS   EXPIRATION   COMMITMENT   APPRECIATION
--------   ---------   ----------   ----------   ------------
S&P 500       38        Dec - 01       Buy         $299,952

NOTE 11 -- SUBSEQUENT EVENTS

Subsequent to November 30, 2001, the following dividends were declared from net investment income of:

                                                                PER SHARE
                                                                 AMOUNT       PAYABLE DATE         RECORD DATE
                                                                ---------    ---------------    -----------------
PRINCIPAL PROTECTION
Class A                                                          $0.0414     January 3, 2002    December 28, 2001
Class B                                                          $0.0225     January 3, 2002    December 28, 2001
Class C                                                          $0.0250     January 3, 2002    December 28, 2001
Class Q                                                          $0.0473     January 3, 2002    December 28, 2001
PRINCIPAL PROTECTION II
Class A                                                          $0.0092     January 3, 2002    December 28, 2001
Class B                                                          $0.0039     January 3, 2002    December 28, 2001
Class C                                                          $0.0029     January 3, 2002    December 28, 2001
Class Q                                                          $0.0104     January 3, 2002    December 28, 2001

--------------------------------------------------------------------------------


Effective March 1, 2002, the following changes to the names of the Funds and Series will occur:

                          OLD NAME                                                     NEW NAME
                          --------                                                     --------
Pilgrim Principal Protection Fund                            ING Principal Protection Fund
Pilgrim Principal Protection Fund II                         ING Principal Protection Fund II
Pilgrim Equity Trust                                         ING Equity Trust

Effective March 1, 2002, the Manager, Distributor and Administrator will change their names as follows:

                          OLD NAME                                                     NEW NAME
                          --------                                                     --------
ING Pilgrim Investments, LLC                                 ING Investments, LLC
ING Pilgrim Securities, Inc.                                 ING Distributors, Inc.
ING Pilgrim Group, LLC                                       ING Funds, LLC

PILGRIM
PRINCIPAL
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 43.67%
                               ADVERTISING: 0.11%
                8,450          Interpublic Group
                                Cos., Inc.            $   246,148
                4,200          Omnicom Group              360,612
                                                      -----------
                                                          606,760
                                                      -----------
                               AEROSPACE/DEFENSE: 0.54%
               22,200          Boeing Co.                 779,221
                5,100          General Dynamics
                                Corp.                     424,065
                3,350          Goodrich Corp.              81,639
               15,050          Lockheed Martin Corp.      699,073
                1,600          Northrop Grumman
                                Corp.                     150,208
                3,900          Raytheon Co.               127,803
                5,900          Rockwell Collins            99,238
               10,700          United Technologies
                                Corp.                     644,140
                                                      -----------
                                                        3,005,387
                                                      -----------
                               AGRICULTURE: 0.04%
                5,600          UST, Inc.                  201,041
                                                      -----------
                               AIRLINES: 0.08%
                3,200          Delta Air Lines, Inc.       92,737
               17,400          Southwest Airlines         326,250
                                                      -----------
                                                          418,987
                                                      -----------
                               APPAREL: 0.10%
                1,300          Liz Claiborne, Inc.         64,975
                6,900          Nike, Inc.                 365,631
                1,200    @     Reebok Intl. Ltd.           27,912
                1,900          VF Corp.                    72,162
                                                      -----------
                                                          530,680
                                                      -----------
                               AUTO MANUFACTURERS: 0.25%
               41,300          Ford Motor Co.             782,222
                8,150          General Motors Corp.       405,055
                1,800          Navistar Intl. Corp.        65,862
                2,100          Paccar, Inc.               127,806
                                                      -----------
                                                        1,380,945
                                                      -----------
                               AUTO PARTS & EQUIPMENT: 0.09%
                1,650          Cooper Tire & Rubber        24,453
                9,600          Delphi Automotive
                                Systems                   131,712
                2,900          Goodyear Tire &
                                Rubber Co.                 64,960
                6,000          TRW, Inc.                  234,120
                4,950          Visteon Corp.               68,310
                                                      -----------
                                                          523,555
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               BANKS: 2.85%
               14,050          Amsouth
                                Bancorporation        $   257,397
               37,350          Bank of America Corp.    2,292,543
               16,350          Bank of New York Co.,
                                Inc.                      641,574
               27,250          Bank One Corp.           1,020,240
               10,250          BB&T Corp.                 350,037
                3,300          Comerica, Inc.             169,488
               13,250          Fifth Third Bancorp        796,192
               25,100          FleetBoston Financial
                                Corp.                     922,425
                5,050          Huntington
                                Bancshares, Inc.           81,760
               50,250          JP Morgan Chase & Co.    1,895,430
               10,000          Keycorp                    229,000
               12,250          Mellon Financial
                                Corp.                     458,028
               20,950          National City Corp.        586,600
                5,800          Northern Trust Corp.       335,472
                7,400          PNC Financial
                                Services Group, Inc.      428,830
                4,100          Regions Financial
                                Corp.                     117,957
                8,500          SouthTrust Corp.           207,995
                8,400          State Street Corp.         439,656
                7,300          Suntrust Banks, Inc.       461,798
                7,650          Synovus Financial
                                Corp.                     179,775
                2,800          Union Planters Corp.       121,548
               48,200          US Bancorp                 914,836
               32,300          Wachovia Corp.             999,685
               40,100          Wells Fargo & Co.        1,716,280
                1,700          Zions Bancorporation        82,076
                                                      -----------
                                                       15,706,622
                                                      -----------
                               BEVERAGES: 1.16%
               20,600          Anheuser-Busch Cos.,
                                Inc.                      887,860
                  500          Brown-Forman Corp.          30,451
               62,800          Coca-Cola Co.            2,949,088
               11,800          Coca-Cola
                                Enterprises, Inc.         205,910
                  700          Coors (Adolph)              39,921
                2,600          Pepsi Bottling Group,
                                Inc.                      115,570
               44,850          Pepsico, Inc.            2,181,055
                                                      -----------
                                                        6,409,855
                                                      -----------
                               BIOTECHNOLOGY: 0.42%
               24,350    @     Amgen, Inc.              1,617,570
                2,800    @     Biogen, Inc.               164,948
                3,300    @     Chiron Corp.               143,286
               13,750    @     Immunex Corp.              371,250
                                                      -----------
                                                        2,297,054
                                                      -----------
                               BUILDING MATERIALS: 0.05%
                8,300          Masco Corp.                173,719
                2,100          Vulcan Materials Co.        97,125
                                                      -----------
                                                          270,844
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               CHEMICALS: 0.49%
                4,100          Air Products &
                                Chemicals, Inc.       $   187,452
                1,700          Ashland, Inc.               72,505
               13,500          Dow Chemical Co.           506,250
               24,250          Du Pont (E.I.) de
                                Nemours & Co.           1,075,245
                1,900          Eastman Chemical Co.        72,903
                2,100          Ecolab, Inc.                78,540
                1,200          Engelhard Corp.             33,540
                4,550          International Flavors
                                & Fragrances              139,458
                2,900          PPG Industries, Inc.       155,933
                2,700          Praxair, Inc.              142,884
                3,900          Rohm & Haas Co.            138,450
                3,450          Sherwin-Williams Co.        96,566
                                                      -----------
                                                        2,699,726
                                                      -----------
                               COMMERCIAL SERVICES: 0.34%
               13,250    @     Cendant Corp.              225,780
               12,150    @     Concord EFS, Inc.          364,257
                2,400    @     Convergys Corp.             79,752
                2,000          Deluxe Corp.                79,040
                2,100          Equifax, Inc.               52,269
                3,100          H&R Block, Inc.            123,504
                5,000          McKesson Corp.             186,350
                5,100          Moody's Corp.              176,817
                9,500          Paychex, Inc.              332,595
                4,550    @     Quintiles
                                Transnational Corp.        75,302
                2,900    @     Robert Half Intl.,
                                Inc.                       78,155
                2,550          RR Donnelley & Sons
                                Co.                        74,715
                                                      -----------
                                                        1,848,536
                                                      -----------
                               COMPUTERS: 2.38%
                6,100    @     Apple Computer, Inc.       129,930
               39,000          Compaq Computer Corp.      395,850
                3,200    @     Computer Sciences
                                Corp.                     152,480
              116,600    @     Dell Computer Corp.      3,256,638
               10,600          Electronic Data
                                Systems Corp.             733,732
               50,900    @     EMC Corp.-Mass             854,612
               45,250          Hewlett-Packard Co.        995,047
               40,450          International
                                Business Machines
                                Corp.                   4,675,616
                2,300    @     Lexmark Intl., Inc.        118,841
                1,900    @     NCR Corp.                   73,017
               14,500    @     Network Appliance,
                                Inc.                      224,170
               73,100    @     Sun Microsystems,
                                Inc.                    1,040,944
                6,450    @     Unisys Corp.                76,755
                9,900    @     Veritas Software
                                Corp.                     385,011
                                                      -----------
                                                       13,112,643
                                                      -----------
                               COSMETICS/PERSONAL CARE: 1.28%
                  600          Alberto-Culver Co.          26,112
                5,600          Avon Products              267,344
               13,950          Colgate-Palmolive Co.      814,122
               24,050          Gillette Co.               786,435
               12,450          Kimberly-Clark Corp.       724,216
               57,550          Procter & Gamble Co.     4,457,823
                                                      -----------
                                                        7,076,052
                                                      -----------
                               DISTRIBUTION/WHOLESALE: 0.05%
                2,700          Genuine Parts Co.           90,990
                3,850          Grainger (W.W.), Inc.      180,180
                                                      -----------
                                                          271,170
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.09%
               30,700          American Express Co.   $ 1,010,337
                3,350          The Bear Stearns Cos,
                                Inc.                      192,625
                7,700          Capital One Financial
                                Corp.                     385,231
              116,750          Citigroup, Inc.          5,592,325
               44,250          Fannie Mae               3,478,050
                4,900          Franklin Resources,
                                Inc.                      175,175
               30,800          Freddie Mac              2,038,036
               10,550          Household Intl., Inc.      622,343
                9,500          Lehman Brothers
                                Holdings, Inc.            628,425
               19,150          MBNA Corp.                 617,396
               29,550          Merrill Lynch & Co.,
                                Inc.                    1,480,160
                4,550          Stilwell Financial,
                                Inc.                      107,926
                5,900          T Rowe Price Group,
                                Inc.                      187,030
                6,450          USA Education, Inc.        548,702
                                                      -----------
                                                       17,063,761
                                                      -----------
                               ELECTRIC: 1.30%
                3,500          Allegheny Energy,
                                Inc.                      121,975
                5,000          Ameren Corp.               204,400
                7,100          American Electric
                                Power                     292,875
                3,300          Cinergy Corp.               97,284
                4,800          CMS Energy Corp.           110,544
                6,900          Consolidated Edison,
                                Inc.                      266,478
                3,350          Constellation Energy
                                Group, Inc.                79,562
               10,000          Dominion Resources,
                                Inc.                      584,500
                3,450          DTE Energy Co.             142,485
               27,000          Duke Energy Corp.          976,050
                8,650          Entergy Corp.              319,185
                7,950          Exelon Corp.               354,649
               13,600          FirstEnergy Corp.          459,408
                6,550          FPL Group, Inc.            362,870
               13,700    @     Mirant Corp.               334,417
                2,900    @     Niagara Mohawk
                                Holdings, Inc.             51,446
                6,000          NiSource, Inc.             125,400
                7,000          PG&E Corp.                 128,100
                2,700          Pinnacle West Capital
                                Corp.                     112,725
                5,100          PPL Corp.                  181,407
               10,050          Progress Energy, Inc.      416,572
                4,350          Public Service
                                Enterprise Group.         176,393
               11,700          Reliant Energy, Inc.       298,935
               15,750          The Southern Co.           358,313
                3,450          Teco Energy, Inc.           91,115
                5,900          TXU Corp.                  266,090
               10,000          XCEL Energy, Inc.          273,100
                                                      -----------
                                                        7,186,278
                                                      -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.12%
                4,900    @     American Power
                                Conversion                 67,424
                9,800          Emerson Electric Co.       529,788
                3,100          Molex, Inc.                 89,094
                                                      -----------
                                                          686,306
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               ELECTRONICS: 0.20%
               12,500    @     Agilent Technologies,
                                Inc.                  $   340,875
                2,100          Johnson Controls,
                                Inc.                      166,992
                1,250          Parker Hannifin Corp.       51,312
                6,100    @     Sanmina Corp.              130,540
               15,850    @     Solectron Corp.            232,995
                1,800    @     Tektronix, Inc.             40,464
                7,200    @     Thermo Electron Corp.      156,240
                                                      -----------
                                                        1,119,418
                                                      -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                1,200          Fluor Corp.                 45,420
                                                      -----------
                               ENTERTAINMENT: 0.02%
                1,500    @     International Game
                                Technology                 92,985
                                                      -----------
                               ENVIRONMENTAL CONTROL: 0.08%
                3,800    @     Allied Waste
                                Industries, Inc.           44,992
               14,200          Waste Management,
                                Inc.                      416,060
                                                      -----------
                                                          461,052
                                                      -----------
                               FOOD: 1.06%
               10,150          Albertson's, Inc.          340,634
               21,900          Archer-Daniels-
                                Midland Co.               337,041
               11,050          Campbell Soup Co.          323,875
               13,850          Conagra Foods, Inc.        318,134
                8,050          General Mills, Inc.        397,267
                3,150          Hershey Foods Corp.        206,199
                6,100          HJ Heinz Co.               232,532
               17,350          Kellogg Co.                511,652
               18,000    @     Kroger Co.                 455,760
                7,150          Ralston Purina Co.         236,880
               11,250    @     Safeway, Inc.              501,300
               18,150          Sara Lee Corp.             397,122
                4,550          Supervalu, Inc.            103,149
               15,400          Sysco Corp.                378,686
               14,500    @@    Unilever NV ADR            825,050
                5,050          Wrigley JR Co.             255,227
                                                      -----------
                                                        5,820,508
                                                      -----------
                               FOREST PRODUCTS & PAPER: 0.23%
                1,900          Boise Cascade Corp.         60,876
                4,300          Georgia-Pacific Corp.      137,858
               10,900          International Paper
                                Co.                       435,455
                2,600          Mead Corp.                  80,392
                1,300          Temple-Inland, Inc.         74,282
                2,400          Westvaco Corp.              68,664
                5,450          Weyerhaeuser Co.           288,032
                2,400          Willamette Industries      115,800
                                                      -----------
                                                        1,261,359
                                                      -----------
                               GAS: 0.09%
                4,300          KeySpan Corp.              142,459
                1,800          Nicor, Inc.                 70,146
                  850          Peoples Energy Corp.        32,657
               10,150          Sempra Energy              235,074
                                                      -----------
                                                          480,336
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               HAND/MACHINE TOOLS: 0.02%
                1,200          Black & Decker Corp.   $    44,448
                  900          Snap-On, Inc.               28,170
                1,500          Stanley Works               62,685
                                                      -----------
                                                          135,303
                                                      -----------
                               HEALTHCARE-PRODUCTS: 1.84%
                1,200          Bard, Inc.                  75,696
                1,900          Bausch & Lomb, Inc.         63,175
               15,100          Baxter Intl., Inc.         785,200
                4,300          Becton Dickinson &
                                Co.                       145,641
                6,050          Biomet, Inc.               169,340
               10,500    @     Boston Scientific
                                Corp.                     279,300
                7,200    @     Guidant Corp.              351,432
              106,750          Johnson & Johnson        6,218,187
               28,350          Medtronic, Inc.          1,340,388
                3,000    @     St. Jude Medical,
                                Inc.                      223,500
                4,800    @     Stryker Corp.              263,568
                6,300    @     Zimmer Holdings, Inc.      203,238
                                                      -----------
                                                       10,118,665
                                                      -----------
                               HEALTHCARE-SERVICES: 0.50%
                2,900          Aetna, Inc.                 90,393
               12,400          HCA, Inc.                  480,996
                5,300    @     Health Management
                                Associates, Inc.          103,403
               11,700    @     Healthsouth Corp.          172,224
                4,300    @     Humana, Inc.                54,094
                2,900    @     Manor Care, Inc.            67,715
                7,350    @     Tenet Healthcare
                                Corp.                     441,000
               14,450          UnitedHealth Group,
                                Inc.                    1,032,453
                2,750    @     Wellpoint Health
                                Networks                  324,225
                                                      -----------
                                                        2,766,503
                                                      -----------
                               HOME FURNISHINGS: 0.05%
                3,700          Leggett & Platt, Inc.       80,068
                2,450          Maytag Corp.                70,879
                1,800          Whirlpool Corp.            118,368
                                                      -----------
                                                          269,315
                                                      -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.12%
                2,200          Avery Dennison Corp.       118,756
               10,800          Clorox Co.                 426,816
                2,900          Fortune Brands, Inc.       113,883
                1,200          Tupperware Corp.            23,592
                                                      -----------
                                                          683,047
                                                      -----------
                               HOUSEWARES: 0.04%
                8,250          Newell Rubbermaid,
                                Inc.                      211,613
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               INSURANCE: 1.83%
               23,050          Aflac, Inc.            $   631,570
               16,650          Allstate Corp.             570,096
                2,250          AMBAC Financial
                                Group, Inc.               126,180
               35,950          American Intl. Group     2,962,280
                6,600          AON Corp.                  236,478
                4,600          Chubb Corp.                322,276
                3,850          Cigna Corp.                351,235
                4,450          Cincinnati Financial
                                Corp.                     171,725
                3,150          Hartford Financial
                                Services Group            186,480
                2,600          Jefferson-Pilot Corp.      115,700
               13,050          John Hancock
                                Financial Services        513,387
                3,300          Lincoln National
                                Corp.                     157,410
                3,700          Loews Corp.                210,271
                6,850          Marsh & McLennan Cos.      732,745
                6,500          MBIA, Inc.                 331,045
               26,900          Metlife, Inc.              737,867
                1,450          MGIC Investment Corp.       84,898
                3,200          Progressive Corp.          468,896
                5,800          Safeco Corp.               186,528
                5,600          St. Paul Cos.              263,648
                2,200          Torchmark Corp.             86,790
                7,300          UnumProvident Corp.        188,340
                5,050    @@    XL Capital Ltd.            469,549
                                                      -----------
                                                       10,105,394
                                                      -----------
                               INTERNET: 0.15%
               32,650          Charles Schwab Corp.       468,854
                4,250    @     TMP Worldwide, Inc.        175,483
               10,200    @     Yahoo, Inc.                158,814
                                                      -----------
                                                          803,151
                                                      -----------
                               IRON/STEEL: 0.02%
                2,100          Nucor Corp.                103,908
                                                      -----------
                               LEISURE TIME: 0.23%
                2,100          Brunswick Corp.             41,370
               25,350    @@    Carnival Corp.             661,889
                7,050          Harley-Davidson, Inc.      370,689
                5,300    @     Sabre Holdings Corp.       183,857
                                                      -----------
                                                        1,257,805
                                                      -----------
                               LODGING: 0.08%
                2,600    @     Harrah's
                                Entertainment, Inc.        83,798
                4,800          Hilton Hotels Corp.         47,520
                4,400          Marriott Intl., Inc.       165,528
                4,900          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                      132,986
                                                      -----------
                                                          429,832
                                                      -----------
                               MACHINERY-CONSTRUCTION & MINING:
                                0.03%
                3,650          Caterpillar, Inc.          173,083
                                                      -----------
                               MACHINERY-DIVERSIFIED: 0.10%
                4,300          Deere & Co.                171,957
                4,850          Dover Corp.                178,771
                3,300          Ingersoll-Rand Co.         138,237
                3,500          Rockwell Intl. Corp.        57,750
                                                      -----------
                                                          546,715
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               MEDIA: 1.55%
              102,950    @     AOL Time Warner, Inc.  $ 3,592,955
                7,900    @     Clear Channel
                                Communications            369,167
               12,950    @     Comcast Corp.              492,100
                1,300          Dow Jones & Co, Inc.        65,806
                6,100          Gannett Co., Inc.          423,645
                4,450          McGraw-Hill Cos.,
                                Inc.                      251,425
                3,700          New York Times Co.         168,165
                5,400          Tribune Co.                194,940
                4,950    @     Univision
                                Communications, Inc.      176,269
               41,350    @     Viacom, Inc.             1,804,928
               48,100          Walt Disney Co.            984,607
                                                      -----------
                                                        8,524,007
                                                      -----------
                               MINING: 0.25%
                6,300    @@    Alcan, Inc.                226,674
               21,750          Alcoa, Inc.                839,550
                5,100    @@    Barrick Gold Corp.          77,163
                3,950    @     Freeport-McMoran
                                Copper & Gold, Inc.        52,733
                2,900   @,@@   Inco Ltd.                   46,690
                4,200          Newmont Mining Corp.        82,614
                5,100    @@    Placer Dome, Inc.           55,641
                                                      -----------
                                                        1,381,065
                                                      -----------
                               MISCELLANEOUS MANUFACTURING: 2.89%
                1,700          Cooper Industries,
                                Inc.                       69,445
                1,200          Crane Co.                   28,440
                3,200          Danaher Corp.              187,680
                7,100          Eastman Kodak Co.          214,917
                3,300          Eaton Corp.                229,713
              231,300          General Electric Co.     8,905,050
               18,300          Honeywell Intl., Inc.      606,462
                6,850          Illinois Tool Works        420,248
                1,600          ITT Industries, Inc.        78,464
                9,200          Minnesota Mining &
                                Manufacturing Co.       1,054,136
                2,800          Textron, Inc.              111,020
               68,500    @@    Tyco Intl. Ltd.          4,027,800
                                                      -----------
                                                       15,933,375
                                                      -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.05%
                4,300          Pitney Bowes, Inc.         178,364
               11,800          Xerox Corp.                 99,120
                                                      -----------
                                                          277,484
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               OIL & GAS: 2.56%
                2,000          Amerada Hess Corp.     $   116,200
                9,000          Anadarko Petroleum
                                Corp.                     467,100
                3,500          Apache Corp.               160,965
                4,500          Burlington Resources,
                                Inc.                      158,130
               37,450          ChevronTexaco Corp.      3,183,624
               13,150          Conoco, Inc.               359,916
                1,400          Devon Energy Corp.          48,145
                2,750          EOG Resources, Inc.         96,195
              160,900          Exxon Mobil Corp.        6,017,660
                1,800          Kerr-McGee Corp.            94,572
                4,300    @     Noble Drilling Corp.       126,850
                7,200          Occidental Petroleum
                                Corp.                     180,000
               16,450          Phillips Petroleum
                                Co.                       915,114
                2,400    @     Rowan Cos., Inc.            39,216
               29,450    @@    Royal Dutch Petroleum
                                Co. ADR                 1,423,613
                2,100          Sunoco, Inc.                76,776
                5,500    @@    Transocean Sedco
                                Forex, Inc.               155,650
                4,100          Unocal Corp.               134,849
               13,750          USX-Marathon Group,
                                Inc.                      376,750
                                                      -----------
                                                       14,131,325
                                                      -----------
                               OIL & GAS SERVICES: 0.03%
                5,800          Baker Hughes, Inc.         191,226
                                                      -----------
                               PACKAGING & CONTAINERS: 0.06%
                  600          Ball Corp.                  41,112
                  600          Bemis Co.                   30,162
                8,300    @     Pactiv Corp.               145,250
                1,900    @     Sealed Air Corp.            87,210
                                                      -----------
                                                          303,734
                                                      -----------
                               PHARMACEUTICALS: 3.75%
               36,300          Abbott Laboratories      1,996,500
                3,700          Allergan, Inc.             279,313
                1,900          AmerisourceBergen
                                Corp.                     113,031
               49,200          Bristol-Myers Squibb
                                Co.                     2,644,992
               11,300          Cardinal Health, Inc.      772,016
               26,100          Eli Lilly & Co.          2,157,687
                3,300    @     Forest Laboratories,
                                Inc.                      233,640
                4,100    @     King Pharmaceuticals,
                                Inc.                      163,344
                6,250    @     Medimmune, Inc.            275,250
               53,350          Merck & Co., Inc.        3,614,462
              146,850          Pfizer, Inc.             6,360,073
               30,100          Pharmacia Corp.          1,336,440
               19,950          Schering-Plough Corp.      712,814
                                                      -----------
                                                       20,659,562
                                                      -----------
                               PIPELINES: 0.18%
               11,550          EL Paso Corp.              513,975
                3,300          Kinder Morgan, Inc.        161,469
               11,650          Williams Cos., Inc.        311,288
                                                      -----------
                                                          986,732
                                                      -----------
                               REITS: 0.05%
                9,500          Equity Office
                                Properties Trust          283,100
                                                      -----------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               RETAIL: 2.97%
                4,900    @     Autozone, Inc.         $   329,770
                5,100    @     Bed Bath & Beyond,
                                Inc.                      165,597
                9,250    @     Best Buy Co., Inc.         660,357
                4,700          Circuit City Stores-
                                Circuit City Group         82,485
                6,050    @     Costco Wholesale
                                Corp.                     247,324
                4,050          Darden Restaurants,
                                Inc.                      124,497
                2,600          Dillard's, Inc.             43,030
                4,300          Family Dollar Stores       128,140
                7,300    @     Federated Department
                                Stores                    270,100
               20,850          The Gap, Inc.              275,845
               58,900          Home Depot, Inc.         2,748,274
               12,000          JC Penney Co., Inc.        304,080
                7,400    @     Kohls Corp.                502,090
                6,500          Limited, Inc.               90,480
               33,900          Lowe's Cos.              1,536,009
                5,100          May Department Stores
                                Co.                       182,784
               32,600          McDonald's Corp.           874,984
               14,200    @     Office Depot, Inc.         229,330
                3,900          RadioShack Corp.           112,944
                7,550          Sears, Roebuck And
                                Co.                       343,601
               10,850    @     Staples, Inc.              190,960
                9,400    @     Starbucks Corp.            166,568
               12,500          Target Corp.               469,250
                3,600          Tiffany & Co.              103,680
                7,150          TJX Cos., Inc.             269,484
                3,550    @     Tricon Global
                                Restaurants, Inc.         168,448
              104,200          Wal-Mart Stores, Inc.    5,746,630
                1,200          Wendy's Intl., Inc.         34,116
                                                      -----------
                                                       16,400,857
                                                      -----------
                               SAVINGS & LOANS: 0.19%
                5,800          Charter One
                                Financial, Inc.           159,790
                3,300          Golden West Financial
                                Corp.                     170,610
               22,300          Washington Mutual,
                                Inc.                      697,544
                                                      -----------
                                                        1,027,944
                                                      -----------
                               SEMICONDUCTORS: 1.14%
                5,650    @     Altera Corp.               128,594
                9,400    @     Analog Devices, Inc.       399,500
               10,300    @     Broadcom Corp.             453,097
               91,850          Intel Corp.              2,999,821
                2,100    @     KLA-Tencor Corp.           105,483
               12,350          Linear Technology
                                Corp.                     506,720
                8,500    @     LSI Logic Corp.            138,125
               14,450    @     Maxim Integrated
                                Products                  792,004
                1,800    @     National
                                Semiconductor Corp.        54,234
                1,800    @     Novellus Systems,
                                Inc.                       68,526
                4,900    @     PMC -- Sierra, Inc.        111,671
                2,300    @     QLogic Corp.               113,735
                4,850    @     Teradyne, Inc.             135,121
                8,350    @     Xilinx, Inc.               301,519
                                                      -----------
                                                        6,308,150
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               SOFTWARE: 2.44%
                1,200          Autodesk, Inc.         $    44,640
               15,850          Automatic Data
                                Processing                879,041
                5,500    @     BMC Software, Inc.          92,125
                3,100    @     Citrix Systems, Inc.        69,347
               25,700          Computer Associates
                                Intl., Inc.               855,039
               12,200    @     Compuware Corp.            135,664
                8,950          First Data Corp.           655,498
                5,350    @     Fiserv, Inc.               208,971
                5,400          IMS Health, Inc.           110,592
                3,900    @     Intuit, Inc.               171,210
                2,300    @     Mercury Interactive
                                Corp.                      70,817
              125,300    @     Microsoft Corp.          8,045,513
              131,350    @     Oracle Corp.             1,842,841
                7,000    @     Peoplesoft, Inc.           244,370
                                                      -----------
                                                       13,425,668
                                                      -----------
                               TELECOMMUNICATIONS: 3.35%
               11,650          Alltel Corp.               758,182
                  100    @     Andrew Corp.                 2,101
               80,200          AT&T Corp.               1,402,698
               90,200    @     AT&T Wireless
                                Services, Inc.          1,260,094
               25,500          BellSouth Corp.            981,750
                2,400          CenturyTel, Inc.            81,120
              326,800    @     Cisco Systems, Inc.      6,683,060
                7,000    @     Citizens
                                Communications Co.         68,530
                3,250    @     Comverse Technology,
                                Inc.                       69,518
               16,200          Corning, Inc.              152,766
               29,700    @     JDS Uniphase Corp.         299,376
               69,950          Lucent Technologies,
                                Inc.                      512,034
               50,500          Motorola, Inc.             840,320
               33,550    @@    Nortel Networks Corp.      261,690
               17,100    @     Qualcomm, Inc.           1,004,112
               46,200          SBC Communications,
                                Inc.                    1,726,956
                4,200          Scientific-Atlanta,
                                Inc.                      112,938
               19,600          Sprint Corp.(FON
                                Group)                    427,084
                6,550    @     Tellabs, Inc.              100,084
               37,200          Verizon
                                Communications, Inc.    1,748,400
                                                      -----------
                                                       18,492,813
                                                      -----------
                               TEXTILES: 0.02%
                3,100          Cintas Corp                132,494
                                                      -----------
                               TOBACCO: 0.48%
               55,700          Philip Morris Cos.,
                                Inc.                    2,627,369
                                                      -----------
                               TOYS/GAMES/HOBBIES: 0.04%
                5,000          Hasbro, Inc.                82,250
                8,000          Mattel, Inc.               147,280
                                                      -----------
                                                          229,530
                                                      -----------

------------------------------------------------------------------
       Shares                                            Value
                               TRANSPORTATION: 0.23%
                9,900          Burlington Northern
                                Santa Fe Corp.        $   290,169
                3,800          CSX Corp.                  142,120
                7,000    @     FedEx Corp.                321,020
                9,150          Norfolk Southern
                                Corp.                     177,419
                6,200          Union Pacific Corp.        341,310
                                                      -----------
                                                        1,272,038
                                                      -----------

                               Total Common Stock
                               (Cost $232,204,628)    240,770,087
                                                      -----------

      Principal
       Amount                                          Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.07%
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 29.07%
    $200,000,000        0.000%, due 10/11/06       $160,236,800
                                                   ------------
                                                    160,236,800
                                                   ------------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $160,922,553)              160,236,800
                                                   ------------
U.S. TREASURY OBLIGATIONS: 24.80%
                        U.S. TREASURY STRIP:
                         24.80%
      74,021,000        4.625%, due 05/15/06         61,681,921
      93,898,000        5.000%, due 02/15/11         75,040,652
                                                   ------------
                                                    136,722,573
                                                   ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $137,016,978)              136,722,573
                                                   ------------
                        Total Long-Term
                         Investments (Cost
                         $530,144,159)              537,729,460
                                                   ------------

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
SHORT TERM INVESTMENTS: 2.53%
                        COMMERCIAL PAPER: 2.40%
    $ 13,235,000        Federal Home Loan
                         Mortgage Corporation,
                         1.900%, due 12/03/01      $ 13,233,603
                                                   ------------
                        Total Commercial Paper
                         (Cost $13,233,603)          13,233,603
                                                   ------------
                        U.S. TREASURY
                         OBLIGATIONS: 0.13%
         100,000        U.S. Treasury Bill,
                         1.720%, due 04/04/02            99,407
         600,000        U.S. Treasury Bill,
                         1.730%, due 04/04/02           596,425
                                                   ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $695,832)                      695,832
                                                   ------------
                        Total Short-Term
                         Investments (Cost
                         $13,929,435)                13,929,435
                                                   ------------
                        TOTAL INVESTMENTS IN
                         SECURITIES (COST
                        $544,073,594)*    100.07%  $551,658,895
                        OTHER ASSETS AND
                        LIABILITIES-NET    -0.07%      (390,122)
                                          -------  ------------
                        NET ASSETS        100.00%  $551,268,773
                                          =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                   $12,071,917
                        Gross Unrealized
                         Depreciation                    (4,486,616)
                                                        -----------
                        Net Unrealized
                         Appreciation                   $ 7,585,301
                                                        ===========

                 See Accompanying Notes to Financial Statements

PILGRIM
PRINCIPAL
PROTECTION
FUND II

          PORTFOLIO OF INVESTMENTS as of November 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
COMMERCIAL PAPER: 73.80%
     $      1,200,000          American Home
                                Products, 2.000%,
                                due 02/01/02       $  1,195,867
            1,900,000          American Honda
                                Finance, 1.900%,
                                due 01/29/02          1,894,084
            2,000,000          American Honda
                                Finance, 2.020%,
                                due 12/05/01          1,999,551
            5,000,000          Avon Capital
                                Corp., 2.100%,
                                due 12/07/01          4,998,250
            5,000,000          Cargill, Inc.,
                                2.030%, due
                                12/04/01              4,999,154
            1,200,000          Ciesco LP, 1.920%,
                                due 01/15/02          1,197,120
            3,800,000          Ciesco LP, 2.000%,
                                due 12/19/01          3,796,200
            4,000,000          Colonial Pipeline
                                Co., 2.020%, due
                                12/13/01              3,997,307
              893,000          Coop Association
                                Tractor Dealers,
                                1.920%, due
                                02/05/02                889,857
            1,000,000          Coop Association
                                Tractor Dealers,
                                1.940%, due
                                01/29/02                996,804
            3,000,000          Coop Association
                                Tractor Dealers,
                                2.120%, due
                                12/11/01              2,998,233
            3,600,000          CVS Corp., 2.020%,
                                due 12/17/01          3,596,768
            3,600,000          Dakota
                                Certificates --
                                Citibank Credit
                                Card Master
                                Trust, 2.100%,
                                due 12/04/01          3,599,370
            4,500,000          Dealers Capital
                                Access, 2.160%,
                                due 12/05/01          4,498,920

----------------------------------------------------------------
      Principal
       Amount                                          Value
     $      5,600,000          Federal Farm
                                Credit Bank
                                1.980%, due
                                12/04/01           $  5,599,076
            6,538,000          Federal Home Loan
                                Mortgage Corp.,
                                1.860%, due
                                02/01/02              6,517,057
            1,561,000          Federal Home Loan
                                Mortgage Corp.,
                                1.970%, due
                                01/31/02              1,555,789
            4,350,000          Federal Home Loan
                                Mortgage Corp.,
                                1.990%, due
                                01/24/02              4,337,015
           12,803,000          Federal National
                                Mortgage
                                Association,
                                1.940%, due
                                01/31/02             12,760,914
            1,200,000          Gannett Co., Inc.,
                                1.980%, due
                                12/07/01              1,199,604
            2,400,000          Gannett Co., Inc.,
                                2.050%, due
                                12/12/01              2,398,497
            3,600,000          General Electric
                                Capital 2.000%,
                                due 12/27/01          3,594,800
              900,000          Goldman Sachs
                                Group LP, 1.880%,
                                due 02/05/02            896,898
            5,000,000          IBM Credit Corp.,
                                2.060%, due
                                12/03/01              4,999,428
            1,900,000          International
                                Lease Finance
                                Corp., 1.940%,
                                due 01/16/02          1,895,290
            1,900,000          Jefferson Smurfit,
                                1.970%, due
                                01/14/02              1,895,425
            2,500,000          Jefferson Smurfit,
                                2.100%, due
                                01/14/02              2,493,583
            5,000,000          Michigan
                                Consolidated Gas
                                Co., 2.150%, due
                                12/05/01              4,998,806

----------------------------------------------------------------
      Principal
       Amount                                          Value
     $      2,900,000          Monsanto Co.,
                                2.220%, due
                                12/03/01           $  2,899,642
            4,869,000          Nestle Capital
                                Corp., 2.000%,
                                due 12/20/01          4,863,861
            2,000,000          Proctor & Gamble
                                Co., 1.970%, due
                                12/13/01              1,998,687
            4,000,000          Prudential Funding
                                Corp. 1.950%, due
                                02/01/02              3,986,567
            3,100,000          Sheffield
                                Receivables
                                2.080%, due
                                12/17/01              3,097,134
            4,491,000          Svenska
                                Handelsbanken
                                2.030%, due
                                12/17/01              4,486,948
            1,200,000          Tyco International
                                Group, 2.100%,
                                due 12/07/01          1,199,580
            2,000,000          Tyco International
                                Group, 2.250%,
                                due 12/21/01          1,997,500
            1,593,000          UBS Finance
                                (Delaware),
                                2.040%, due
                                12/26/01              1,590,743
            1,200,000          Variable Funding
                                Capital, 1.980%,
                                due 01/07/02          1,197,556
            2,350,000          Variable Funding
                                Capital, 2.100%,
                                due 01/10/02          2,344,517
                                                   ------------

                        TOTAL INVESTMENTS    73.80%  $125,462,402
                         IN SECURITIES
                         (COST
                         $125,462,402)
                        OTHER ASSETS AND     26.20%    44,550,289
                         LIABILITIES-NET
                                                     ------------
                        NET ASSETS          100.00%  $170,012,691
                                            =======  ============

                 See Accompanying Notes to Financial Statements

                   ING PILGRIM LOGO

      INVESTMENT MANAGER

      ING Pilgrim Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Pilgrim Group, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Pilgrim Securities, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-334-3444

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      355 South Grand Avenue
      Los Angeles, California 90071

      Contact your investment professional, call (800) 992-0180 for a current Pilgrim Funds prospectus, or call (800) 367-7732 for a current Aetna Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.
                                               PPFQSEMIAN113001-012502